UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/13

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—93.5% †	Number of Shares	Fair Value
Australia—2.0%
Brambles Ltd.	2,176,360	$18,606,510
CSL Ltd.	296,304	16,701,846
		35,308,356

Belgium—0.9%
Anheuser-Busch InBev N.V.	176,790	15,716,046

Canada—1.4%
Cameco Corp.	292,014	6,009,407
Cenovus Energy Inc.	243,171	6,915,143
Potash Corporation of Saskatchewan Inc.	297,897	11,329,094
		24,253,644

China—1.1%
Baidu Inc. ADR	210,563	19,904,521	(a)

France—10.9%
AXA S.A.	870,007	17,070,602
BNP Paribas S.A.	604,138	32,962,477
Cap Gemini S.A.	128,592	6,243,061
Essilor International S.A.	172,219	18,298,213
European Aeronautic Defence and Space Company N.V.	130,982	6,991,598	(a)
LVMH Moet Hennessy Louis Vuitton S.A.	87,507	14,161,366
Safran S.A.	754,915	39,373,686
Schneider Electric S.A.	204,754	14,832,502
Technip S.A.	129,220	13,103,068
Total S.A.	321,843	15,690,118
Vallourec S.A.	284,789	14,390,854
		193,117,545

Germany—8.9%
Bayer AG	200,374	21,339,159
Deutsche Bank AG	446,013	18,641,850
Fresenius SE & Company KGaA	179,988	22,158,092
HeidelbergCement AG	317,293	21,310,417
Linde AG	222,519	41,462,718
SAP AG	446,893	32,681,069
		157,593,305

Hong Kong—2.2%
AIA Group Ltd.	9,281,995	39,311,472

India—0.7%
ICICI Bank Ltd.	447,979	8,045,529
Power Grid Corporation of India Ltd.	2,557,210	4,783,070
		12,828,599

Italy—1.8%
Intesa Sanpaolo S.p.A.	3,991,494	6,386,847
Luxottica Group S.p.A.	501,498	25,318,700
		31,705,547

Japan—25.5%
Astellas Pharma Inc.	391,600	21,248,543
Bridgestone Corp.	839,954	28,580,506
Daito Trust Construction Company Ltd.	97,800	9,205,517
FANUC Corp.	126,200	18,269,049
Fast Retailing Company Ltd.	9,359	3,151,543
JGC Corp.	387,872	13,939,730
Kubota Corp.	1,459,000	21,267,751
Mitsubishi Estate Company Ltd.	1,079,000	28,687,159
Mitsubishi Heavy Industries Ltd.	3,371,000	18,698,556
Mitsubishi UFJ Financial Group Inc.	5,433,700	33,476,865
Mitsui Fudosan Company Ltd. (REIT)	703,686	20,663,936
Murata Manufacturing Company Ltd.	231,781	17,616,616
Rakuten Inc.	1,383,478	16,336,837
Softbank Corp.	720,489	41,995,583
Sony Financial Holdings Inc.	746,100	11,769,655
The Bank of Yokohama Ltd.	2,765,452	14,253,902
Tokio Marine Holdings Inc.	1,188,400	37,625,389
Toyota Motor Corp.	1,022,781	61,674,719
Unicharm Corp.	594,500	33,574,722
		452,036,578

Netherlands—2.1%
ING Groep N.V.	2,858,865	26,012,654	(a)
Unilever N.V.	287,833	11,319,591
		37,332,245

Norway—1.0%
Subsea 7 S.A.	1,064,195	18,561,389	(a)

South Korea—1.1%
Samsung Electronics Company Ltd.	16,469	19,352,391

Sweden—4.5%
Alfa Laval AB	340,764	6,916,811
Assa Abloy AB	483,782	18,836,781	(a)
Hexagon AB	524,942	13,945,151
Svenska Cellulosa AB	628,720	15,677,362
Telefonaktiebolaget LM Ericsson	2,246,893	25,283,767
		80,659,872
Switzerland—7.9%
Nestle S.A.	566,098	37,065,762
Novartis AG	140,556	9,968,090
Roche Holding AG	159,271	39,558,933
Syngenta AG	63,268	24,714,742
The Swatch Group AG	21,897	11,965,068
Zurich Insurance Group AG	65,757	17,027,389
		140,299,984

Taiwan—1.6%
Taiwan Semiconductor Manufacturing Company Ltd.	7,573,548	28,049,242
Taiwan Semiconductor Manufacturing Company Ltd. ADR	31,050	568,836
		28,618,078

Thailand—0.2%
Bangkok Bank PCL	667,600	4,391,114

United Kingdom—19.7%
Aggreko PLC	341,024	8,492,936
Barclays PLC	6,320,769	26,694,201
BHP Billiton PLC	796,144	20,310,350
Capita PLC	1,080,792	15,835,035
Diageo PLC	1,142,131	32,566,686
Experian PLC	620,928	10,764,337
GlaxoSmithKline PLC	1,327,935	33,192,030
HSBC Holdings PLC	3,964,833	41,011,823
International Consolidated Airlines Group S.A.	2,041,513	8,171,304	(a)
Kingfisher PLC	1,987,986	10,342,065
National Grid PLC	1,409,154	15,943,992
Prudential PLC	1,410,923	23,004,435
Rio Tinto PLC	361,509	14,710,911
Royal Dutch Shell PLC	824,301	26,254,571
Standard Chartered PLC	971,794	21,032,843
Vodafone Group PLC	8,795,916	25,060,635
WPP PLC	1,024,288	17,430,697
		350,818,851

Total Common Stock
(Cost $1,458,480,747)		1,661,809,537

Preferred Stock—1.3%

Germany—1.3%
Volkswagen AG
(Cost $19,647,231)	111,597	22,563,970

Total Investments in Securities
(Cost $1,478,127,978)		1,684,373,507

Short-Term Investments—4.9%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $87,793,941)		87,793,941	(d,k)
Total Investments
(Cost $1,565,921,919)		1,772,167,448

Other Assets and Liabilities, net—0.3%		4,320,558

NET ASSETS —100.0%		$1,776,488,006

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
EURO Stoxx 50 Index Futures	September 2013	397	$13,406,723	$199,235
FTSE 100 Index Futures	September 2013	333	31,119,348	444,427
Topix Index Futures	September 2013	199	22,657,573	868,236

				$1,511,898

The Fund was invested in the following sectors at June 30, 2013:

Sector	Percentage (based on Fair Value)
Diversified Financial Services	11.29%
Pharmaceuticals	7.07%
Automobile Manufacturers	4.75%
Life & Health Insurance	4.18%
Wireless Telecommunication Services	3.78%
Diversified REITs	3.30%
Industrial Machinery	3.29%
Apparel, Accessories & Luxury Goods	2.90%
Household Products	2.78%
Integrated Oil & Gas	2.76%
Packaged Foods & Meats	2.73%
Semiconductors	2.71%
Aerospace & Defense	2.62%
Industrial Gases	2.34%
Property & Casualty Insurance	2.12%
Fertilizers & Agricultural Chemicals	2.03%
Diversified Metals & Mining	1.98%
Multi-Line Insurance	1.92%
Application Software	1.85%
Distillers & Vintners	1.84%
Electrical Components & Equipment	1.83%
Oil & Gas Equipment & Services	1.79%
Tires & Rubber	1.61%
Diversified Support Services	1.53%
Communications Equipment	1.43%
Healthcare Services	1.25%
Construction Materials	1.20%
Construction & Farm Machinery	1.20%
Internet Software & Services	1.12%
Building Products	1.06%
Diversified Capital Markets	1.05%
Healthcare Supplies	1.03%
Advertising	0.98%
Biotechnology	0.94%
Internet Retail	0.92%
Multi-Utilities	0.90%
Human Resource & Employment Services	0.90%
Brewers	0.89%

Regional Banks	0.80%
Electronic Equipment & Instruments	0.79%
Construction & Engineering	0.79%
Research & Consulting Services	0.61%
Home Improvement Retail	0.59%
Airlines	0.46%
IT Consulting & Other Services	0.35%
Coal & Consumable Fuels	0.34%
Electric Utilities	0.27%
Retail REITs	0.18%

95.05%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	4.95%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—78.1% †	Number of Shares	Fair Value
Air Freight & Logistics—2.3%
United Parcel Service Inc.	89,789	$7,764,952

Application Software—1.7%
Intuit Inc.	92,884	5,668,711

Asset Management & Custody Banks—2.6%
State Street Corp.	134,167	8,749,030	(e)

Biotechnology—4.5%
Amgen Inc.	37,156	3,665,810
Gilead Sciences Inc.	216,732	11,098,846	(a)
		14,764,656

Broadcasting—2.2%
Discovery Communications Inc.	103,207	7,189,400	(a)

Cable & Satellite—4.9%
Comcast Corp.	173,385	6,878,183
Liberty Global PLC	139,328	9,458,978	(a)
		16,337,161

Casinos & Gaming—1.4%
Las Vegas Sands Corp.	87,725	4,643,285

Communications Equipment—4.7%
Cisco Systems Inc.	165,129	4,014,286
Qualcomm Inc.	190,930	11,662,005
		15,676,291

Computer Hardware—3.1%
Apple Inc.	25,801	10,219,261	(h)

Computer Storage & Peripherals—2.1%
EMC Corp.	294,140	6,947,586

Data Processing & Outsourced Services—4.8%
Paychex Inc.	139,325	5,088,149
Visa Inc.	58,828	10,750,817
		15,838,966

Fertilizers & Agricultural Chemicals—2.6%
Monsanto Co.	87,725	8,667,230

Healthcare Equipment—3.1%
Covidien PLC	162,033	10,182,154

Healthcare Services—3.6%
Express Scripts Holding Co.	190,930	11,778,472	(a)

Healthcare Supplies—1.4%
DENTSPLY International Inc.	113,523	4,649,902

Home Improvement Retail—3.0%
Lowe’s Companies Inc.	241,502	9,877,432

Industrial Machinery—3.3%
Dover Corp.	139,328	10,820,212

Internet Retail—1.2%
Amazon.com Inc.	14,449	4,012,343	(a)

Internet Software & Services—6.4%
Baidu Inc. ADR	72,244	6,829,225	(a)
eBay Inc.	191,963	9,928,327	(a)
Google Inc.	5,160	4,542,709	(a)
		21,300,261

Investment Banking & Brokerage—2.5%
The Charles Schwab Corp.	108,368	2,300,652
The Goldman Sachs Group Inc.	39,218	5,931,722
		8,232,374

Oil & Gas Equipment & Services—3.0%
Schlumberger Ltd.	139,328	9,984,245

Oil & Gas Exploration & Production—1.1%
Anadarko Petroleum Corp.	44,378	3,813,402

Soft Drinks—2.8%
PepsiCo Inc.	114,558	9,369,699

Specialized Finance—3.4%
CME Group Inc.	149,648	11,370,255

Specialized REITs—1.7%
American Tower Corp.	77,404	5,663,650

Specialty Stores—1.9%
Dick’s Sporting Goods Inc.	129,005	6,457,990

Systems Software—2.8%
Microsoft Corp.	159,969	5,523,730
Oracle Corp.	123,848	3,804,610
		9,328,340

Total Common Stock
(Cost $182,117,472)		259,307,260

Short-Term Investments—2.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $6,941,534)		6,941,534	(d,k)
Total Investments
(Cost $189,059,006)		266,248,794

Other Assets and Liabilities net—19.8%		65,784,525

NET ASSETS—100.0%		$332,033,319

Other Information:

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2013	5	$(399,825)	$764

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—96.6% †	Number of Shares	Fair Value
Advertising—2.3%
Omnicom Group Inc.	23,668	$1,488,007
The Interpublic Group of Companies Inc.	39,859	579,948
		2,067,955

Aerospace & Defense—3.1%
Honeywell International Inc.	20,677	1,640,514
The Boeing Co.	11,585	1,186,767
		2,827,281

Agricultural Products—1.2%
Archer-Daniels-Midland Co.	33,010	1,119,370

Asset Management & Custody Banks—2.9%
Ameriprise Financial Inc.	17,811	1,440,553
Invesco Ltd.	35,626	1,132,907
		2,573,460

Auto Parts & Equipment—1.1%
TRW Automotive Holdings Corp.	15,569	1,034,404	(a)

Automobile Manufacturers—1.5%
Ford Motor Co.	84,704	1,310,371

Automotive Retail—1.1%
AutoZone Inc.	2,370	1,004,146	(a)

Biotechnology—1.4%
Amgen Inc.	13,079	1,290,374

Broadcasting—0.7%
CBS Corp.	12,456	608,725

Cable & Satellite—1.8%
Comcast Corp.	38,118	1,596,382

Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	20,178	1,336,994

Communications Equipment—4.9%
Cisco Systems Inc.	97,161	2,361,984	(h)
Qualcomm Inc.	33,508	2,046,669
		4,408,653

Computer Hardware—1.9%
Apple Inc.	4,235	1,677,399	(h)

Computer Storage & Peripherals—1.8%
EMC Corp.	68,511	1,618,230

Construction & Farm Machinery—2.2%
Cummins Inc.	5,606	608,027
Deere & Co.	17,439	1,416,918
		2,024,945

Consumer Finance—1.4%
American Express Co.	17,439	1,303,739

Department Stores—0.9%
Macy’s Inc.	17,439	837,072

Diversified Chemicals—0.5%
PPG Industries Inc.	2,990	437,766

Diversified Financial Services—6.4%
Citigroup Inc.	31,391	1,505,826
JPMorgan Chase & Co.	31,763	1,676,769
Wells Fargo & Co.	63,030	2,601,248
		5,783,843

Drug Retail—1.2%
CVS Caremark Corp.	19,682	1,125,417

Electric Utilities—1.0%
NextEra Energy Inc.	11,212	913,554

Electrical Components & Equipment—0.7%
Eaton Corp PLC	9,966	655,862

General Merchandise Stores—0.9%
Dollar General Corp.	3,737	188,457	(a)
Target Corp.	8,968	617,537
		805,994

Healthcare Distributors—1.2%
Cardinal Health Inc.	23,043	1,087,630

Healthcare Equipment—1.9%
Covidien PLC	13,203	829,677
Medtronic Inc.	13,328	685,992
Stryker Corp.	2,989	193,329
		1,708,998

Healthcare Services—0.3%
Express Scripts Holding Co.	4,983	307,401	(a)

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	14,325	585,892

Independent Power Producers & Energy Traders—1.8%
AES Corp.	31,142	373,392
Calpine Corp.	36,373	772,199	(a)
NRG Energy Inc.	16,817	449,014
		1,594,605

Industrial Machinery—0.3%
Dover Corp.	2,989	232,126

Integrated Oil & Gas—6.5%
Chevron Corp.	18,685	2,211,183
Exxon Mobil Corp.	10,713	967,919	(h)
Hess Corp.	13,701	910,979
Occidental Petroleum Corp.	19,930	1,778,354
		5,868,435

Integrated Telecommunication Services—0.3%
AT&T Inc.	7,474	264,580

Internet Software & Services—1.8%
Google Inc.	1,792	1,577,623	(a)

IT Consulting & Other Services—0.8%
International Business Machines Corp.	3,986	761,765	(h)

Life & Health Insurance—0.9%
Prudential Financial Inc.	11,211	818,739

Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	17,937	582,952

Managed Healthcare—2.3%
UnitedHealth Group Inc.	31,141	2,039,112

Movies & Entertainment—1.7%
Time Warner Inc.	26,160	1,512,571

Multi-Line Insurance—2.2%
American International Group Inc.	43,848	1,960,006	(a)

Oil & Gas Equipment & Services—3.5%
Halliburton Co.	39,239	1,637,051
Schlumberger Ltd.	21,176	1,517,472
		3,154,523

Oil & Gas Exploration & Production—3.7%
Anadarko Petroleum Corp.	19,059	1,637,740
Marathon Oil Corp.	49,826	1,722,983
		3,360,723

Packaged Foods & Meats—1.0%
Mondelez International Inc.	31,141	888,453

Pharmaceuticals—8.1%
Actavis Inc.	2,491	314,414	(a)
GlaxoSmithKline PLC ADR	9,966	498,001
Johnson & Johnson	31,641	2,716,696
Merck & Company Inc.	24,416	1,134,123
Pfizer Inc.	93,423	2,616,778
		7,280,012

Property & Casualty Insurance—1.7%
ACE Ltd.	17,314	1,549,257

Railroads—1.5%
CSX Corp.	59,791	1,386,553

Regional Banks—1.7%
Regions Financial Corp.	163,180	1,555,106

Research & Consulting Services—0.6%
Nielsen Holdings N.V.	16,940	569,015

Retail REITs—0.2%
Energizer Holdings Inc.	1,602	161,017

Semiconductor Equipment—0.4%
Applied Materials Inc.	26,160	390,045

Semiconductors—0.8%
Analog Devices Inc.	15,447	696,042

Soft Drinks—3.4%
Coca-Cola Enterprises Inc.	34,879	1,226,345
PepsiCo Inc.	22,421	1,833,814
		3,060,159
Systems Software—4.3%
Microsoft Corp.	84,953	2,933,427	(h)
Oracle Corp.	30,519	937,544	(h)
		3,870,971

Total Common Stock
(Cost $72,706,250)		87,186,247

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	16,343	318,525	(n)
Industrial Select Sector SPDR Fund	27,804	1,183,615	(h,n)

Total Exchange Traded Funds
(Cost $1,161,690)		1,502,140

Total Investments in Securities
(Cost $73,867,940)		88,688,387

Short-Term Investments—2.2%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $1,957,862)		1,957,862	(d,k)

Total Investments
(Cost $75,825,802)		90,646,249
Liabilities in Excess of Other Assets, net—(0.5)%		(409,258)

NET ASSETS—100.0%		$90,236,991

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 EMini Index Futures	September 2013	13	$1,039,545	$(11,267)

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Advertising—0.9%
Omnicom Group Inc.	75,585	$4,752,029
The Interpublic Group of Companies Inc.	127,302	1,852,244
		6,604,273

Aerospace & Defense—2.1%
Honeywell International Inc.	145,602	11,552,062
The Boeing Co.	36,997	3,789,973
		15,342,035

Agricultural Products—0.7%
Archer-Daniels-Midland Co.	157,138	5,328,549

Air Freight & Logistics—1.3%
United Parcel Service Inc.	108,207	9,357,742

Application Software—0.6%
Intuit Inc.	71,607	4,370,175

Asset Management & Custody Banks—3.8%
Ameriprise Financial Inc.	134,064	10,843,096
Invesco Ltd.	312,686	9,943,415
State Street Corp.	103,433	6,744,865	(e)
		27,531,376

Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	49,727	3,303,861	(a)

Automobile Manufacturers—1.4%
Ford Motor Co.	657,991	10,179,121

Automotive Retail—0.4%
AutoZone Inc.	7,560	3,203,096	(a)

Biotechnology—2.1%
Amgen Inc.	70,414	6,947,045	(h)
Gilead Sciences Inc.	167,083	8,556,321	(a)
		15,503,366

Broadcasting—1.0%
CBS Corp.	39,782	1,944,146
Discovery Communications Inc.	79,564	5,542,428	(a)
		7,486,574

Cable & Satellite—3.2%
Comcast Corp.††	256,990	10,762,742
Comcast Corp.††	133,667	5,302,569
Liberty Global PLC	107,411	7,292,133	(a)
		23,357,444

Casinos & Gaming—0.5%
Las Vegas Sands Corp.	67,629	3,579,603

Commodity Chemicals—1.3%
LyondellBasell Industries N.V.	140,031	9,278,454

Communications Equipment—4.9%
Cisco Systems Inc.	823,483	20,018,872	(h)
Qualcomm Inc.	254,205	15,526,841
		35,545,713

Computer Hardware—2.2%
Apple Inc.	39,862	15,788,541	(h)

Computer Storage & Peripherals—2.0%
EMC Corp.	628,554	14,846,445

Construction & Farm Machinery—0.9%
Cummins Inc.	17,902	1,941,651
Deere & Co.	55,695	4,525,218
		6,466,869

Consumer Finance—1.3%
American Express Co.	131,122	9,802,681

Data Processing & Outsourced Services—2.1%
Paychex Inc.	107,411	3,922,650
The Western Union Co.	194,930	3,335,252
Visa Inc.	45,351	8,287,896
		15,545,798

Department Stores—0.4%
Macy’s Inc.	55,695	2,673,360

Diversified Chemicals—0.2%
PPG Industries Inc.	9,548	1,397,923

Diversified Financial Services—5.4%
Citigroup Inc.	292,793	14,045,280
JPMorgan Chase & Co.	234,313	12,369,384
Wells Fargo & Co.	312,686	12,904,551
		39,319,215

Drug Retail—0.5%
CVS Caremark Corp.	62,855	3,594,049

Electric Utilities—0.4%
NextEra Energy Inc.	35,804	2,917,310

Electrical Components & Equipment—0.3%
Eaton Corp PLC	31,825	2,094,403

Fertilizers & Agricultural Chemicals—0.9%
Monsanto Co.	67,629	6,681,745

General Merchandise Stores—0.7%
Dollar General Corp.	11,934	601,832	(a)
Target Corp.	64,446	4,437,752
		5,039,584

Healthcare Distributors—0.5%
Cardinal Health Inc.	73,596	3,473,731

Healthcare Equipment—2.3%
Covidien PLC	224,370	14,099,411
Medtronic Inc.	42,566	2,190,872
Stryker Corp.	9,547	617,500
		16,907,783

Healthcare Services—2.2%
Express Scripts Holding Co.	256,988	15,853,590	(a)

Healthcare Supplies—0.5%
DENTSPLY International Inc.	87,520	3,584,819

Home Building—0.3%
MDC Holdings Inc.	71,607	2,327,944

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	347,295	14,204,366

Independent Power Producers & Energy Traders—0.7%
AES Corp.	99,454	1,192,454
Calpine Corp.	116,163	2,466,140	(a)
NRG Energy Inc.	53,706	1,433,951
		5,092,545

Industrial Machinery—1.3%
Dover Corp.	116,960	9,083,113

Integrated Oil & Gas—4.5%
Chevron Corp.	136,851	16,194,947
Exxon Mobil Corp.	34,212	3,091,054	(h)
Hess Corp.	43,760	2,909,603
Occidental Petroleum Corp.	114,967	10,258,506
		32,454,110

Integrated Telecommunication Services—0.1%
AT&T Inc.	23,869	844,963

Internet Retail—0.4%
Amazon.com Inc.	11,139	3,093,189	(a)

Internet Software & Services—3.0%
Baidu Inc. ADR	55,695	5,264,848	(a)
eBay Inc.	147,988	7,653,939	(a)
Google Inc.	9,707	8,545,752	(a)
		21,464,539
Investment Banking & Brokerage—1.6%
The Charles Schwab Corp.	83,543	1,773,618
The Goldman Sachs Group Inc.	65,640	9,928,050
		11,701,668

IT Consulting & Other Services—0.3%
International Business Machines Corp.	12,730	2,432,830

Life & Health Insurance—0.4%
Prudential Financial Inc.	35,804	2,614,766

Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	57,285	1,861,763

Managed Healthcare—1.9%
UnitedHealth Group Inc.	206,863	13,545,389

Movies & Entertainment—1.4%
Time Warner Inc.	179,018	10,350,821

Multi-Line Insurance—1.8%
American International Group Inc.	285,235	12,750,004	(a)

Oil & Gas Equipment & Services—3.2%
Halliburton Co.	263,752	11,003,734
Schlumberger Ltd.	175,039	12,543,295
		23,547,029

Oil & Gas Exploration & Production—2.6%
Anadarko Petroleum Corp.	157,138	13,502,869
Marathon Oil Corp.	159,128	5,502,646
		19,005,515

Packaged Foods & Meats—1.2%
Kraft Foods Group Inc.	53,705	3,000,498
Mondelez International Inc.	190,953	5,447,889
		8,448,387

Pharmaceuticals—6.8%
Actavis Inc.	57,683	7,280,748	(a)
GlaxoSmithKline PLC ADR	31,825	1,590,295
Johnson & Johnson	210,446	18,068,894
Merck & Company Inc.	77,973	3,621,846
Pfizer Inc.	668,333	18,720,007
		49,281,790

Property & Casualty Insurance—1.5%
ACE Ltd.	122,925	10,999,329

Railroads—0.6%
CSX Corp.	190,953	4,428,200

Regional Banks—1.4%
Regions Financial Corp.	1,066,150	10,160,410

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	54,103	1,817,319

Retail REITs—0.1%
Energizer Holdings Inc.	5,115	514,109

Semiconductor Equipment—0.2%
Applied Materials Inc.	83,542	1,245,611

Semiconductors—0.3%
Analog Devices Inc.	49,330	2,222,810

Soft Drinks—2.9%
Coca-Cola Enterprises Inc.	226,756	7,972,741
PepsiCo Inc.	159,922	13,080,020
		21,052,761

Specialized Finance—1.2%
CME Group Inc.	115,368	8,765,660

Specialized REITs—0.6%
American Tower Corp.	59,673	4,366,274

Specialty Stores—0.7%
Dick’s Sporting Goods Inc.	99,454	4,978,667

Systems Software—3.6%
Microsoft Corp.	490,112	16,923,567	(h)
Oracle Corp.	296,375	9,104,640
		26,028,207

Total Common Stock
(Cost $563,295,582)		686,643,316

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	115,988	2,260,606	(n)
Industrial Select Sector SPDR Fund	204,945	8,724,509	(n)

Total Exchange Traded Funds
(Cost $9,858,268)		10,985,115

Total Investments in Securities
(Cost $573,153,850)		697,628,431

Short-Term Investments—3.8%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $28,003,362)		28,003,362	(d,k)

Total Investments
(Cost $601,157,212)		725,631,793

Liabilities in Excess of Other Assets, net—(0.0)%*		(195,919)

NET ASSETS—100.0%		$725,435,874

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	192	$15,353,280	$(315,721)

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—94.6% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	818	$51,428
The Interpublic Group of Companies Inc.	1,248	18,159
		69,587

Aerospace & Defense—2.4%
General Dynamics Corp.	997	78,095
Honeywell International Inc.	2,332	185,021
L-3 Communications Holdings Inc.	271	23,236
Lockheed Martin Corp.	802	86,985
Northrop Grumman Corp.	707	58,540
Precision Castparts Corp.	439	99,218
Raytheon Co.	1,009	66,715
Rockwell Collins Inc.	393	24,920
Textron Inc.	850	22,143
The Boeing Co.	2,025	207,441
United Technologies Corp.	2,505	232,815
		1,085,129

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	2,037	69,074

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	479	26,972
Expeditors International of Washington Inc.	542	20,602
FedEx Corp.	875	86,257
United Parcel Service Inc.	2,127	183,943
		317,774

Airlines—0.1%
Southwest Airlines Co.	2,021	26,051

Aluminum—0.1%
Alcoa Inc.	3,160	24,711

Apparel Retail—0.6%
Abercrombie & Fitch Co.	224	10,136
L Brands Inc.	702	34,573
Ross Stores Inc.	698	45,238
The Gap Inc.	938	39,142
TJX Companies Inc.	2,175	108,881
Urban Outfitters Inc.	318	12,790	(a)
		250,760

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	843	48,127
Fossil Group Inc	140	14,463	(a)
PVH Corp.	227	28,387
Ralph Lauren Corp.	185	32,141
VF Corp.	245	47,300
		170,418

Application Software—0.5%
Adobe Systems Inc.	1,498	68,249	(a)
Autodesk Inc.	590	20,025	(a)
Citrix Systems Inc.	514	31,009	(a)
Intuit Inc.	840	51,266
Salesforce.com Inc.	1,604	61,241	(a)
		231,790

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	573	46,344
BlackRock Inc.	375	96,318
Franklin Resources Inc.	396	53,864
Invesco Ltd.	1,380	43,884
Legg Mason Inc.	299	9,272
Northern Trust Corp.	682	39,488
State Street Corp.	1,320	86,077	(e)
T Rowe Price Group Inc.	780	57,057
The Bank of New York Mellon Corp.	3,481	97,642
		529,946

Auto Parts & Equipment—0.3%
BorgWarner Inc.	351	30,238	(a)
Delphi Automotive PLC	900	45,621
Johnson Controls Inc.	2,054	73,512
		149,371

Automobile Manufacturers—0.6%
Ford Motor Co.	11,680	180,690
General Motors Co.	2,200	73,282	(a)
		253,972

Automotive Retail—0.3%
AutoNation Inc.	103	4,470	(a)
AutoZone Inc.	103	43,640	(a)
CarMax Inc.	682	31,481	(a)
O’Reilly Automotive Inc.	355	39,981	(a)
		119,572

Biotechnology—1.9%
Alexion Pharmaceuticals Inc.	588	54,238	(a)
Amgen Inc.	2,217	218,729
Biogen Idec Inc.	703	151,285	(a)
Celgene Corp.	1,247	145,787	(a)
Gilead Sciences Inc.	4,522	231,571	(a)
Regeneron Pharmaceuticals Inc.	225	50,598	(a)
		852,208

Brewers—0.1%
Molson Coors Brewing Co.	506	24,217

Broadcasting—0.3%
CBS Corp.	1,682	82,199
Discovery Communications Inc.	740	57,135	(a)
Scripps Networks Interactive Inc.	232	15,488
		154,822

Building Products—0.0%*
Masco Corp.	914	17,814

Cable & Satellite—1.2%
Cablevision Systems Corp.	588	9,891
Comcast Corp.	7,828	327,836
DIRECTV	1,724	106,232	(a)
Time Warner Cable Inc.	854	96,058
		540,017

Casinos & Gaming—0.1%
International Game Technology	766	12,800
Wynn Resorts Ltd.	225	28,800
		41,600

Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	579	15,691
Peabody Energy Corp.	691	10,116
		25,807

Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	1,140	75,536

Communications Equipment—1.8%
Cisco Systems Inc.	15,810	384,341	(h)
F5 Networks Inc.	207	14,242	(a)
Harris Corp.	325	16,006
JDS Uniphase Corp.	579	8,326	(a)
Juniper Networks Inc.	1,361	26,280	(a)
Motorola Solutions Inc.	802	46,299
Qualcomm Inc.	5,095	311,203
		806,697

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	729	19,924
GameStop Corp.	361	15,173
		35,097

Computer Hardware—2.9%
Apple Inc.	2,777	1,099,914
Dell Inc.	4,180	55,803
Hewlett-Packard Co.	5,829	144,559
		1,300,276

Computer Storage & Peripherals—0.7%
EMC Corp.	6,272	148,145
NetApp Inc.	1,039	39,254	(a)
SanDisk Corp.	766	46,803	(a)
Seagate Technology PLC	1,000	44,830
Western Digital Corp.	593	36,820
		315,852

Construction & Engineering—0.1%
Fluor Corp.	445	26,393
Jacobs Engineering Group Inc.	383	21,115	(a)
Quanta Services Inc.	552	14,606	(a)
		62,114

Construction & Farm Machinery—0.8%
Caterpillar Inc.	1,950	160,855
Cummins Inc.	501	54,339
Deere & Co.	1,165	94,656
Joy Global Inc.	268	13,006
PACCAR Inc.	1,017	54,572
		377,428

Construction Materials—0.0%*
Vulcan Materials Co.	330	15,975

Consumer Electronics—0.0%*
Garmin Ltd.	300	10,848
Harman International Industries Inc.	178	9,648
		20,496

Consumer Finance—0.9%
American Express Co.	2,858	213,664	(h)
Capital One Financial Corp.	1,743	109,478
Discover Financial Services	1,474	70,221
SLM Corp.	1,346	30,770
		424,133

Data Processing & Outsourced Services—1.6%
Automatic Data Processing Inc.	1,452	99,985
Computer Sciences Corp.	396	17,333
Fidelity National Information Services Inc.	984	42,154
Fiserv Inc.	367	32,080	(a)
Mastercard Inc.	314	180,393
Paychex Inc.	916	33,452
The Western Union Co.	1,614	27,615
Total System Services Inc.	413	10,110
Visa Inc.	1,531	279,790
		722,912

Department Stores—0.3%
JC Penney Company Inc.	434	7,412	(a)
Kohl’s Corp.	615	31,063
Macy’s Inc.	1,190	57,120
Nordstrom Inc.	428	25,654
		121,249

Distillers & Vintners—0.2%
Beam Inc.	441	27,832
Brown-Forman Corp.	439	29,655
Constellation Brands Inc.	457	23,819	(a)
		81,306

Distributors—0.1%
Genuine Parts Co.	462	36,068

Diversified Chemicals—0.8%
Eastman Chemical Co.	439	30,735
EI du Pont de Nemours & Co.	2,785	146,212
FMC Corp.	366	22,348
PPG Industries Inc.	434	63,542
The Dow Chemical Co.	3,598	115,748
		378,585

Diversified Financial Services—5.1%
Bank of America Corp.	32,069	412,407	(h)
Citigroup Inc.	9,005	431,969
Comerica Inc.	513	20,433
JPMorgan Chase & Co.	11,233	592,990
U.S. Bancorp	5,542	200,344
Wells Fargo & Co.	14,715	607,288
		2,265,431

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	3,051	84,238

Diversified REITs—0.1%
Vornado Realty Trust	487	40,348

Diversified Support Services—0.1%
Cintas Corp.	288	13,116
Iron Mountain Inc.	575	15,301
		28,417

Drug Retail—0.7%
CVS Caremark Corp.	3,659	209,222
Walgreen Co.	2,567	113,461
		322,683

Electric Utilities—1.8%
American Electric Power Company Inc.	1,457	65,245
Duke Energy Corp.	2,099	141,683
Edison International	1,005	48,401
Entergy Corp.	490	34,143
Exelon Corp.	2,561	79,084
FirstEnergy Corp.	1,166	43,538
NextEra Energy Inc.	1,268	103,316
Northeast Utilities	876	36,809
Pepco Holdings Inc.	776	15,644
Pinnacle West Capital Corp.	278	15,421
PPL Corp.	1,821	55,104
The Southern Co.	2,586	114,120
Xcel Energy Inc.	1,554	44,040
		796,548

Electrical Components & Equipment—0.9%
Amphenol Corp.	461	35,930
Corning Inc.	4,622	65,771
Eaton Corp PLC	1,412	92,924
Emerson Electric Co.	2,150	117,261
Rockwell Automation Inc.	426	35,417
Roper Industries Inc.	273	33,913
		381,216

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	408	11,004

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	10,231
Molex Inc.	355	10,416
TE Connectivity Ltd.	1,187	54,056
		74,703

Environmental & Facilities Services—0.2%
Republic Services Inc.	890	30,206
Stericycle Inc.	251	27,718	(a)
Waste Management Inc.	1,321	53,276
		111,200

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	182	31,213
Monsanto Co.	1,595	157,586
The Mosaic Co.	770	41,434
		230,233

Food Distributors—0.1%
Sysco Corp.	1,823	62,273

Food Retail—0.3%
Safeway Inc.	643	15,213
The Kroger Co.	1,548	53,468
Whole Foods Market Inc.	1,050	54,054
		122,735

Footwear—0.3%
NIKE Inc.	2,159	137,485

Gas Utilities—0.1%
AGL Resources Inc.	300	12,858
ONEOK Inc.	587	24,249
		37,107

General Merchandise Stores—0.5%
Dollar General Corp.	900	45,387	(a)
Dollar Tree Inc.	695	35,334	(a)
Family Dollar Stores Inc.	312	19,440
Target Corp.	1,941	133,657
		233,818

Gold—0.1%
Newmont Mining Corp.	1,496	44,805

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	699	39,026
Cardinal Health Inc.	961	45,359
McKesson Corp.	655	74,997
Patterson Companies Inc.	245	9,212
		168,594

Healthcare Equipment—2.0%
Abbott Laboratories	4,674	163,029	(h)
Baxter International Inc.	1,626	112,634
Becton Dickinson and Co.	573	56,629
Boston Scientific Corp.	3,901	36,162	(a)
CareFusion Corp.	770	28,374	(a)
Covidien PLC	1,410	88,605
CR Bard Inc.	219	23,801
Edwards Lifesciences Corp.	318	21,369	(a)
Intuitive Surgical Inc.	121	61,296	(a)

Medtronic Inc.	3,014	155,131
St Jude Medical Inc.	840	38,329
Stryker Corp.	836	54,072
Varian Medical Systems Inc.	299	20,167	(a)
Zimmer Holdings Inc.	490	36,720
		896,318

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	312	14,383	(a)

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	244	29,475	(a)
Express Scripts Holding Co.	2,440	150,524	(a)
Laboratory Corporation of America Holdings	256	25,625	(a)
Quest Diagnostics Inc.	451	27,344
		232,968

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	359	14,705

Healthcare Technology—0.1%
Cerner Corp.	408	39,205	(a)

Home Building—0.1%
DR Horton Inc.	717	15,258
Lennar Corp.	503	18,128
PulteGroup Inc.	860	16,314	(a)
		49,700

Home Entertainment Software—0.0%*
Electronic Arts Inc.	849	19,502	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	667	47,290	(a)
Leggett & Platt Inc.	365	11,348
		58,638
Home Improvement Retail—1.0%
Lowe’s Companies Inc.	3,193	130,594
The Home Depot Inc.	4,335	335,833
		466,427

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	1,259	43,171
Marriott International Inc.	750	30,277
Starwood Hotels & Resorts Worldwide Inc.	540	34,122
Wyndham Worldwide Corp.	416	23,808
		131,378

Household Appliances—0.1%
Whirlpool Corp.	214	24,473

Household Products—2.1%
Colgate-Palmolive Co.	2,618	149,985
Kimberly-Clark Corp.	1,158	112,488
The Clorox Co.	377	31,343
The Procter & Gamble Co.	8,186	630,241
		924,057

Housewares & Specialities—0.1%
Newell Rubbermaid Inc.	943	24,754

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	375	12,461

Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	1,299	143,631
Wal-Mart Stores Inc.	4,858	361,873
		505,504

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,677	20,107
NRG Energy Inc.	964	25,739
		45,846

Industrial Conglomerates—2.3%
3M Co.	1,887	206,344
Danaher Corp.	1,758	111,281
General Electric Co.	30,773	713,626	(h,l)
		1,031,251

Industrial Gases—0.4%
Air Products & Chemicals Inc.	684	62,634
Airgas Inc.	178	16,992
Praxair Inc.	886	102,031
		181,657

Industrial Machinery—0.8%
Dover Corp.	476	36,967
Flowserve Corp.	429	23,170
Illinois Tool Works Inc.	1,211	83,765
Ingersoll-Rand PLC	831	46,138
Pall Corp.	296	19,663
Parker Hannifin Corp.	421	40,164
Pentair Ltd.	588	33,922
Snap-on Inc.	149	13,317
Stanley Black & Decker Inc.	475	36,718
Xylem Inc.	470	12,662
		346,486

Industrial REITs—0.1%
Prologis Inc.	1,476	55,675

Insurance Brokers—0.3%
Aon PLC	903	58,108
Marsh & McLennan Companies Inc.	1,649	65,828
		123,936

Integrated Oil & Gas—4.8%
Chevron Corp.	5,750	680,455
Exxon Mobil Corp.	13,151	1,188,193	(h)
Hess Corp.	843	56,052
Murphy Oil Corp.	495	30,141
Occidental Petroleum Corp.	2,395	213,706
		2,168,547

Integrated Telecommunication Services—2.4%
AT&T Inc.	16,056	568,382	(h)
CenturyLink Inc.	1,878	66,388
Frontier Communications Corp.	2,541	10,291
Verizon Communications Inc.	8,469	426,330
Windstream Corp.	1,695	13,068
		1,084,459

Internet Retail—1.1%
Amazon.com Inc.	1,079	299,628	(a)
Expedia Inc.	254	15,278
Netflix Inc.	166	35,040	(a)
priceline.com Inc.	159	131,514	(a)
TripAdvisor Inc.	354	21,548	(a)
		503,008
Internet Software & Services—2.2%
Akamai Technologies Inc.	477	20,297	(a)
eBay Inc.	3,469	179,416	(a)
Google Inc.	800	704,296	(a)
VeriSign Inc.	430	19,204	(a)
Yahoo! Inc.	2,867	71,991	(a)
		995,204
Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	643	8,141	(a)
Morgan Stanley	4,217	103,021
The Charles Schwab Corp.	3,311	70,292
The Goldman Sachs Group Inc.	1,301	196,776
		378,230

IT Consulting & Other Services—1.8%
Accenture PLC	1,920	138,163
Cognizant Technology Solutions Corp.	906	56,724	(a)
International Business Machines Corp.	3,101	592,632	(h)
SAIC Inc.	712	9,918
Teradata Corp.	466	23,407	(a)
		820,844

Leisure Products—0.1%
Hasbro Inc.	282	12,642
Mattel Inc.	1,045	47,349
		59,991

Life & Health Insurance—1.0%
Aflac Inc.	1,404	81,601
Lincoln National Corp.	800	29,176
MetLife Inc.	3,264	149,360
Principal Financial Group Inc.	820	30,709
Prudential Financial Inc.	1,392	101,658
Torchmark Corp.	245	15,959
Unum Group	786	23,085
		431,548

Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	968	41,392
Life Technologies Corp.	556	41,150	(a)
PerkinElmer Inc.	288	9,360

Thermo Fisher Scientific Inc.	1,070	90,554
Waters Corp.	234	23,411	(a)
		205,867

Managed Healthcare—1.0%
Aetna Inc.	1,158	73,579
Cigna Corp.	899	65,169
Humana Inc.	457	38,562
UnitedHealth Group Inc.	3,048	199,583
WellPoint Inc.	889	72,756
		449,649

Metal & Glass Containers—0.1%
Ball Corp.	429	17,820
Owens-Illinois Inc.	419	11,644	(a)
		29,464

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	703	38,538

Movies & Entertainment—1.7%
The Walt Disney Co.	5,355	338,168
Time Warner Inc.	2,776	160,509
Twenty-First Century Fox Inc.	5,948	193,905
Viacom Inc.	1,291	87,853
		780,435

Multi-Line Insurance—0.7%
American International Group Inc.	4,393	196,367	(a)
Assurant Inc.	246	12,524
Genworth Financial Inc.	1,252	14,285	(a)
Hartford Financial Services Group Inc.	1,261	38,990
Loews Corp.	871	38,673
		300,839

Multi-Sector Holdings—0.1%
Leucadia National Corp.	859	22,523

Multi-Utilities—1.2%
Ameren Corp.	709	24,418
CenterPoint Energy Inc.	1,287	30,232
CMS Energy Corp.	744	20,214
Consolidated Edison Inc.	918	53,528
Dominion Resources Inc.	1,719	97,673
DTE Energy Co.	483	32,366
Integrys Energy Group Inc.	199	11,648
NiSource Inc.	914	26,177
PG&E Corp.	1,323	60,500
Public Service Enterprise Group Inc.	1,607	52,485
SCANA Corp.	377	18,511
Sempra Energy	682	55,761
TECO Energy Inc.	549	9,437
Wisconsin Energy Corp.	697	28,570
		521,520

Office Electronics—0.1%
Xerox Corp.	3,577	32,443

Office REITs—0.1%
Boston Properties Inc.	458	48,305

Office Services & Supplies—0.0%*
Avery Dennison Corp.	270	11,545
Pitney Bowes Inc.	520	7,634
		19,179

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	177	12,176
Ensco PLC	667	38,766
Helmerich & Payne Inc.	273	17,049
Nabors Industries Ltd.	734	11,237
Noble Corp.	748	28,109
Rowan Companies PLC	325	11,073	(a)
		118,410

Oil & Gas Equipment & Services—1.4%
Baker Hughes Inc.	1,325	61,122
Cameron International Corp.	789	48,255	(a)
FMC Technologies Inc.	698	38,865	(a)
Halliburton Co.	2,783	116,106
National Oilwell Varco Inc.	1,308	90,121
Schlumberger Ltd.	3,940	282,340
		636,809

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	1,490	128,036
Apache Corp.	1,171	98,165
Cabot Oil & Gas Corp.	634	45,026
Chesapeake Energy Corp.	1,437	29,286
ConocoPhillips	3,628	219,494
Denbury Resources Inc.	1,014	17,562	(a)
Devon Energy Corp.	1,151	59,713
EOG Resources Inc.	813	107,055
EQT Corp.	449	35,637
Marathon Oil Corp.	2,123	73,413
Newfield Exploration Co.	338	8,075	(a)
Noble Energy Inc.	1,080	64,843
Pioneer Natural Resources Co.	428	61,953
QEP Resources Inc.	451	12,529
Range Resources Corp.	448	34,640
Southwestern Energy Co.	991	36,201	(a)
WPX Energy Inc.	500	9,470	(a)
		1,041,098

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	976	69,354
Phillips 66	1,852	109,101
Tesoro Corp.	367	19,201
Valero Energy Corp.	1,660	57,718
		255,374

Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	1,818	69,356
Spectra Energy Corp.	2,010	69,264
The Williams Companies Inc.	2,042	66,303
		204,923

Packaged Foods & Meats—1.4%
Campbell Soup Co.	466	20,872
ConAgra Foods Inc.	1,158	40,449
General Mills Inc.	1,936	93,954
Hormel Foods Corp.	354	13,658
Kellogg Co.	796	51,127
Kraft Foods Group Inc.	1,775	99,170
McCormick & Company Inc.	385	27,088
Mead Johnson Nutrition Co.	564	44,686
Mondelez International Inc.	5,295	151,066
The Hershey Co.	431	38,480
The JM Smucker Co.	296	30,533
Tyson Foods Inc.	765	19,645
		630,728

Paper Packaging—0.1%
Bemis Company Inc.	269	10,529
MeadWestvaco Corp.	517	17,635
Sealed Air Corp.	598	14,323
		42,487

Paper Products—0.1%
International Paper Co.	1,326	58,755

Personal Products—0.2%
Avon Products Inc.	1,260	26,498
The Estee Lauder Companies Inc.	759	49,920
		76,418

Pharmaceuticals—5.6%
AbbVie Inc.	4,699	194,256
Actavis Inc.	362	45,692	(a)
Allergan Inc.	877	73,879
Bristol-Myers Squibb Co.	4,868	217,551
Eli Lilly & Co.	2,971	145,936	(h)
Forest Laboratories Inc.	748	30,668	(a)
Hospira Inc.	428	16,397	(a)
Johnson & Johnson	8,373	718,906	(h)
Merck & Company Inc.	8,956	416,006
Mylan Inc.	1,121	34,784	(a)
Perrigo Co.	262	31,702
Pfizer Inc.	19,873	556,643	(h)
Zoetis Inc.	1,302	40,214
		2,522,634

Property & Casualty Insurance—2.2%
ACE Ltd.	1,016	90,912
Berkshire Hathaway Inc.	5,400	604,368	(a)
Cincinnati Financial Corp.	416	19,095
The Allstate Corp.	1,369	65,876
The Chubb Corp.	749	63,403
The Progressive Corp.	1,704	43,315
The Travelers Companies Inc.	1,081	86,393
XL Group PLC	784	23,771
		997,133

Publishing—0.0%*
Gannett Company Inc.	614	15,018
The Washington Post Co.	13	6,289
		21,307

Railroads—0.9%
CSX Corp.	3,060	70,961
Kansas City Southern	300	31,788
Norfolk Southern Corp.	943	68,509
Union Pacific Corp.	1,395	215,221
		386,479

Real Estate Services—0.0%*
CBRE Group Inc.	951	22,215	(a)

Regional Banks—1.0%
BB&T Corp.	2,103	71,249
Fifth Third Bancorp	2,573	46,443
Huntington Bancshares Inc.	2,204	17,368
KeyCorp	3,027	33,418
M&T Bank Corp.	355	39,671
PNC Financial Services Group Inc.	1,576	114,922
Regions Financial Corp.	4,001	38,129
SunTrust Banks Inc.	1,671	52,753
Zions Bancorporation	469	13,545
		427,498

Research & Consulting Services—0.1%
Equifax Inc.	314	18,504
The Dun & Bradstreet Corp.	126	12,279
		30,783
Residential REITs—0.3%
Apartment Investment & Management Co.	423	12,707
AvalonBay Communities Inc.	357	48,163
Equity Residential	915	53,125
		113,995

Restaurants—1.3%
Chipotle Mexican Grill Inc.	87	31,699	(a)
Darden Restaurants Inc.	348	17,567
McDonald’s Corp.	2,975	294,525
Starbucks Corp.	2,235	146,370
Yum! Brands Inc.	1,350	93,609
		583,770

Retail REITs—0.4%
Kimco Realty Corp.	1,230	26,359
Simon Property Group Inc.	934	147,497
The Macerich Co.	400	24,388
		198,244

Security & Alarm Services—0.2%
The ADT Corp.	690	27,497
Tyco International Ltd.	1,483	48,865
		76,362

Semiconductor Equipment—0.3%
Applied Materials Inc.	3,765	56,136
KLA-Tencor Corp.	485	27,029
Lam Research Corp.	566	25,097	(a)
Teradyne Inc.	473	8,311	(a)
		116,573

Semiconductors—1.7%
Advanced Micro Devices Inc.	1,474	6,014	(a)
Altera Corp.	941	31,043
Analog Devices Inc.	863	38,887
Broadcom Corp.	1,580	53,341
First Solar Inc.	139	6,218	(a)
Intel Corp.	14,669	355,283	(h)
Linear Technology Corp.	692	25,493
LSI Corp.	1,546	11,038	(a)
Microchip Technology Inc.	572	21,307
Micron Technology Inc.	3,277	46,959	(a)
NVIDIA Corp.	1,776	24,917
Texas Instruments Inc.	3,299	115,036
Xilinx Inc.	757	29,985
		765,521

Soft Drinks—2.0%
Coca-Cola Enterprises Inc.	830	29,183
Dr Pepper Snapple Group Inc.	565	25,950
Monster Beverage Corp.	400	24,308	(a)
PepsiCo Inc.	4,574	374,107
The Coca-Cola Co.	11,354	455,409	(h)
		908,957

Specialized Consumer Services—0.0%*
H&R Block Inc.	779	21,617

Specialized Finance—0.5%
CME Group Inc.	959	72,865
IntercontinentalExchange Inc.	210	37,330	(a)
Moody’s Corp.	606	36,924
NYSE Euronext	668	27,656
The McGraw-Hill Companies Inc.	809	43,031
The NASDAQ OMX Group Inc.	291	9,541
		227,347

Specialized REITs—1.0%
American Tower Corp.	1,183	86,560
HCP Inc.	1,361	61,844
Healthcare REIT Inc.	886	59,389
Host Hotels & Resorts Inc.	2,384	40,218
Plum Creek Timber Company Inc.	513	23,941
Public Storage	433	66,392
Ventas Inc.	916	63,626
Weyerhaeuser Co.	1,707	48,633
		450,603

Specialty Chemicals—0.3%
Ecolab Inc.	798	67,982
International Flavors & Fragrances Inc.	205	15,408
Sigma-Aldrich Corp.	350	28,126
The Sherwin-Williams Co.	251	44,327
		155,843

Specialty Stores—0.2%
PetSmart Inc.	300	20,097
Staples Inc.	1,821	28,881
Tiffany & Co.	326	23,746
		72,724

Steel—0.1%
Allegheny Technologies Inc.	271	7,130
Cliffs Natural Resources Inc.	369	5,996
Nucor Corp.	886	38,382
United States Steel Corp.	367	6,433
		57,941

Systems Software—2.7%
BMC Software Inc.	452	20,404	(a)
CA Inc.	969	27,743
Microsoft Corp.	22,315	770,537	(h)
Oracle Corp.	10,947	336,292
Red Hat Inc.	548	26,205	(a)
Symantec Corp.	2,229	50,086
		1,231,267

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	12,321
People’s United Financial Inc.	961	14,319
		26,640

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	623	9,526	(a)

Tobacco—1.6%
Altria Group Inc.	5,973	208,995	(h)
Lorillard Inc.	1,095	47,830
Philip Morris International Inc.	4,881	422,792
Reynolds American Inc.	954	46,145
		725,762

Trading Companies & Distributors—0.2%
Fastenal Co.	825	37,826
WW Grainger Inc.	171	43,123
		80,949

Trucking—0.0%*
Ryder System Inc.	131	7,963

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	881	63,775	(a)
Sprint Nextel Corp.	9,074	63,700	(a)
		127,475

Total Common Stock
(Cost $32,193,232)		42,403,249

Short-Term Investments—5.0%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,248,618)		2,248,618	(d,k)

Total Investments
(Cost $34,441,850)		44,651,867

Other Assets and Liabilities, net—0.4%		163,018

NET ASSETS—100.0%		$44,814,885

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2013	30	$2,398,950	$(32,067)

GE Institutional Income Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Bonds and Notes—99.0% †		Principal Amount	Fair Value
U.S. Treasuries—13.5%
U.S. Treasury Bonds
2.88%	05/15/43	$8,677,700	$7,679,765
3.13%	02/15/43	8,492,300	7,927,036	(h)
4.50%	02/15/36	12,216,800	14,547,533	(h)
U.S. Treasury Notes
0.34%	05/31/15	4,468,400	4,460,545	(d,h)
0.92%	01/31/17	182,800	182,514	(d)
1.34%	04/30/18	10,700,600	10,341,124	(d)
1.36%	05/31/18	840,000	825,562	(d)
2.00%	02/15/23	136,000	130,889
			46,094,968

Agency Mortgage Backed—30.2%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,296,000	2,231,200	(h)
4.50%	06/01/33 - 02/01/35	33,151	34,991	(h)
5.00%	07/01/35 - 06/01/41	1,924,687	2,131,389	(h)
5.50%	05/01/20 - 04/01/39	804,865	878,489	(h)
6.00%	04/01/17 - 11/01/37	1,276,564	1,412,777	(h)
6.50%	07/01/29 - 10/01/33	4,467	5,064	(h)
7.00%	10/01/16 - 08/01/36	119,959	137,547	(h)
7.50%	01/01/30 - 09/01/33	5,383	5,659	(h)
8.00%	11/01/30	32,724	37,781	(h)
8.50%	04/01/30	28,516	34,942	(h)
9.00%	12/01/16	902	973	(h)
9.50%	04/01/21	53	61	(h)
Federal National Mortgage Assoc.
2.35%	04/01/37	2,752	2,872	(i)
3.00%	01/01/43 - 06/01/43	18,973,495	18,564,647	(h)
3.50%	11/01/42 - 06/01/43	12,678,782	12,900,206	(h)
4.00%	05/01/19 - 12/01/41	5,137,147	5,359,195	(h)
4.50%	05/01/18 - 04/01/41	14,143,265	14,980,137	(h)
5.00%	07/01/20 - 06/01/41	3,538,671	3,914,889	(h)
5.50%	03/01/14 - 04/01/38	4,218,114	4,606,350	(h)
5.50%	10/01/24	25,352	25,748	(i)
6.00%	02/01/14 - 08/01/35	2,375,520	2,645,666	(h)
6.50%	07/01/17 - 08/01/36	278,362	310,194	(h)
7.00%	03/01/15 - 02/01/34	46,211	50,713	(h)
7.50%	09/01/13 - 03/01/34	101,977	115,941	(h)
8.00%	07/01/15 - 01/01/33	27,994	31,627	(h)
9.00%	12/01/17 - 12/01/22	8,103	9,045	(h)
3.50%	TBA	100,000	104,156	(c)
4.00%	TBA	3,300,000	3,437,801	(c)
4.50%	TBA	462,000	488,854	(c)
5.00%	TBA	3,223,000	3,456,488	(c)
6.00%	TBA	7,230,000	7,862,625	(c)

Government National Mortgage Assoc.
4.00%	01/20/41	3,109,817	3,282,037
4.50%	08/15/33 - 05/20/40	1,330,524	1,430,735	(h)
5.00%	08/15/33	73,088	78,885	(h)
6.00%	04/15/27 - 09/15/36	420,781	474,277	(h)
6.50%	04/15/19 - 09/15/36	184,378	206,371	(h)
7.00%	10/15/27 - 10/15/36	93,734	107,551	(h)
7.50%	01/15/23 - 11/15/31	17,177	18,467	(h)
8.00%	02/15/30 - 09/15/30	1,273	1,426	(h)
8.50%	10/15/17	4,271	4,541	(h)
9.00%	11/15/16 - 12/15/21	30,399	32,984	(h)
3.00%	TBA	1,960,000	1,937,644	(c)
3.50%	TBA	4,709,000	4,831,287	(c,h)
4.00%	TBA	3,000,000	3,144,375	(c)
5.00%	TBA	1,560,000	1,682,363	(c)
5.50%	TBA	255,000	277,611	(c)
			103,288,581

Agency Collateralized Mortgage Obligations—1.2%
Collateralized Mortgage Obligation Trust
0.14%	11/01/18	433	432	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,352,082	12,384	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	5,373,469	678,050	(g,o)
4.50%	02/15/18 - 03/15/18	82,183	3,573	(g,h,o)
5.00%	05/15/18 - 02/15/38	152,417	8,252	(g,h,o)
5.50%	06/15/33	101,457	15,286	(g,o)
6.41%	08/15/25	777,931	97,252	(g,i)
7.50%	07/15/27	7,900	1,583	(g,h,o)
8.00%	04/15/20	149	163	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	1,889	1,694	(d,f,h)
8.00%	02/01/23 - 07/01/24	7,148	1,247	(g,h,o)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	480	472	(d,f,h)
1.23%	12/25/42	264,991	9,025	(g,h,i)
3.50%	08/25/42 - 09/25/42	3,636,353	529,060	(g,o)
4.00%	03/25/43	2,364,355	323,850	(g,o)
5.00%	08/25/17 - 09/25/40	1,428,747	140,581	(g,h,o)
5.81%	07/25/38	362,591	44,174	(g,i)
5.86%	11/25/40	3,800,699	732,148	(g,i)
7.31%	05/25/18	142,759	14,500	(g,h,i)
8.00%	05/25/22	10	234	(g,h,o)
Federal National Mortgage Assoc. STRIPS
1.83%	12/01/34	52,875	49,209	(d,f,h)
4.50%	08/01/35 - 01/01/36	371,480	46,511	(g,h,o)
5.00%	03/25/38 - 05/25/38	224,795	25,621	(g,h,o)
5.50%	12/01/33	44,780	6,712	(g,h,o)
6.00%	01/01/35	192,528	32,112	(g,h,o)
7.50%	11/01/23	38,479	6,634	(g,h,o)
8.00%	08/01/23 - 07/01/24	14,096	2,603	(g,h,o)
8.50%	03/01/17 - 07/25/22	1,193	163	(g,h,o)
9.00%	05/25/22	457	58	(g,h,o)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,596,835	261,168	(g,h,o)
5.00%	12/20/35 - 09/20/38	1,819,812	160,555	(g,h,o)
5.96%	05/20/40	1,208,555	200,081	(g,h,i)
5.98%	05/20/40	2,143,803	356,358	(g,h,i)
6.41%	12/20/39	1,946,533	311,584	(g,h,i)
			4,073,329

Asset Backed—0.4%
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	394,810	405,713	(h)
Ford Credit Auto Lease Trust
1.28%	06/15/16	160,000	157,889	(h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	375,000	377,964	(b,h)
5.02%	02/25/15	350,000	356,046	(b)
			1,297,612

Corporate Notes—44.7%
AAR Corp.
7.25%	01/15/22	401,000	430,073	(b)
ABB Finance USA Inc.
1.63%	05/08/17	408,000	405,315
AbbVie Inc.
1.20%	11/06/15	555,000	555,610	(b,h)
1.75%	11/06/17	370,000	362,495	(b,h)
2.00%	11/06/18	526,000	510,023	(b,h)
2.90%	11/06/22	246,000	230,045	(b,h)
AES Corp.
4.88%	05/15/23	320,000	298,400
8.00%	10/15/17	419,000	471,375	(h)
AES Panama S.A.
6.35%	12/21/16	322,000	347,760	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	412,000	449,522	(h)
Agrium Inc.
3.50%	06/01/23	421,000	404,966	(h)
4.90%	06/01/43	631,000	596,286	(h)
Alliance One International Inc.
10.00%	07/15/16	834,000	852,765	(h)
Altria Group Inc.
2.95%	05/02/23	209,000	193,586	(h)
4.50%	05/02/43	209,000	185,865	(h)
Amazon.com Inc.
1.20%	11/29/17	371,000	358,807	(h)
2.50%	11/29/22	446,000	404,861	(h)
America Movil SAB de C.V.
2.38%	09/08/16	1,152,000	1,167,217	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	287,599
7.75%	11/15/19	83,000	91,300
American Express Co.
1.55%	05/22/18	629,000	610,647	(h)

American Honda Finance Corp.
1.60%	02/16/18	409,000	402,121	(b,h)
American International Group Inc.
4.88%	06/01/22	465,000	495,655	(h)
American Tower Corp. (REIT)
3.50%	01/31/23	208,000	190,460	(h)
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	632,844	(b,h)
Amgen Inc.
5.38%	05/15/43	282,000	291,663	(h)
5.65%	06/15/42	276,000	294,459	(h)
Amkor Technology Inc.
6.38%	10/01/22	161,000	157,780	(b)
Amsted Industries Inc.
8.13%	03/15/18	259,000	273,245	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	459,000	514,986	(h)
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	794,000	744,950	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	312,000	291,283	(h)
5.38%	11/15/14	212,000	225,028	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	207,461	(h)
Arizona Public Service Co.
6.25%	08/01/16	214,000	245,545	(h)
Ascension Health Inc.
4.85%	11/15/53	327,000	327,000
Ashland Inc.
3.00%	03/15/16	408,000	410,040	(b,h)
3.88%	04/15/18	388,000	384,120	(b,h)
AT&T Inc.
0.84%	02/13/15	265,000	265,139	(d,h)
2.95%	05/15/16	525,000	548,623	(h)
4.35%	06/15/45	863,000	750,835
Atlas Pipeline Finance Corp.
4.75%	11/15/21	160,000	144,000	(b,h)
Autodesk Inc.
1.95%	12/15/17	377,000	367,809	(h)
Ball Corp.
4.00%	11/15/23	400,000	370,000
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	150,000	(b,h)
Banco del Estado de Chile
2.00%	11/09/17	160,000	152,492	(b,h)
2.00%	11/09/17	150,000	142,962	(h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	99,320	(b,h)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300,000	303,750	(b,h)

Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,740	(b,h,i)
Bank of America Corp.
2.00%	01/11/18	523,000	506,585	(h)
3.30%	01/11/23	924,000	873,316	(h)
3.88%	03/22/17	428,000	448,259	(h)
5.75%	12/01/17	610,000	677,939	(h)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,314,178	(b,h)
Barrick Gold Corp.
2.50%	05/01/18	419,000	376,004	(b)
4.10%	05/01/23	423,000	353,398	(b)
Baxter International Inc.
1.85%	06/15/18	341,000	338,238
3.20%	06/15/23	802,000	786,664
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	284,000	274,762
Berkshire Hathaway Inc.
1.55%	02/09/18	428,000	419,339
4.50%	02/11/43	428,000	406,695
Bombardier Inc.
4.25%	01/15/16	164,000	167,690	(b)
5.75%	03/15/22	42,000	41,685	(b)
7.75%	03/15/20	387,000	429,570	(b)
BP Capital Markets PLC
1.38%	05/10/18	630,000	607,252	(h)
2.25%	11/01/16	164,000	167,943	(h)
2.50%	11/06/22	875,000	797,351	(h)
2.75%	05/10/23	420,000	388,340	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	400,000	376,000	(b)
Caixa Economica Federal
2.38%	11/06/17	450,000	415,125
Calpine Corp.
7.25%	10/15/17	38,000	39,615	(b)
Cardinal Health Inc.
3.20%	03/15/23	300,000	279,966
Cargill Inc.
6.00%	11/27/17	246,000	286,311	(b,h)
Carnival Corp.
1.20%	02/05/16	428,000	424,920	(h)
Case New Holland Inc.
7.88%	12/01/17	222,000	251,415	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	258,000	251,435	(h)
Caterpillar Inc.
1.50%	06/26/17	494,000	489,033	(h)
Catholic Health Initiatives
2.95%	11/01/22	202,000	188,782	(h)
4.35%	11/01/42	129,000	117,477	(h)

CCO Holdings LLC
8.13%	04/30/20	398,000	434,815
Cedar Fair LP
5.25%	03/15/21	164,000	157,440	(b,h)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	431,044	(b,h)
Cequel Capital Corp.
5.13%	12/15/21	400,000	376,000	(b)
CF Industries Inc.
4.95%	06/01/43	252,000	239,291
Chesapeake Energy Corp.
3.25%	03/15/16	404,000	401,980	(h)
Cigna Corp.
2.75%	11/15/16	411,000	426,505	(h)
4.00%	02/15/22	595,000	610,840	(h)
5.38%	02/15/42	238,000	253,741	(h)
Citigroup Inc.
1.25%	01/15/16	408,000	403,123	(h)
1.75%	05/01/18	419,000	400,674	(h)
3.50%	05/15/23	504,000	452,659
5.00%	09/15/14	759,000	788,773	(h)
6.13%	08/25/36	241,000	235,960	(h)
CityCenter Holdings LLC
7.63%	01/15/16	801,000	845,055
Cliffs Natural Resources Inc.
4.88%	04/01/21	412,000	373,397
CNA Financial Corp.
5.88%	08/15/20	366,000	414,212
CNH Capital LLC
3.88%	11/01/15	245,000	246,225
CNOOC Finance 2013 Ltd.
1.75%	05/09/18	210,000	200,868
3.00%	05/09/23	200,000	180,671
4.25%	05/09/43	200,000	167,709
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	205,589	(b,h)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	389,000	(b)
Columbus International Inc.
11.50%	11/20/14	100,000	107,750	(b)
Comcast Corp.
4.25%	01/15/33	204,000	195,189
4.50%	01/15/43	317,000	302,688
Comision Federal de Electricidad
4.88%	05/26/21	200,000	204,500	(b,h)
Commonwealth Bank of Australia
1.07%	01/13/17	559,000	554,528	(b,d)
ConAgra Foods Inc.
1.90%	01/25/18	420,000	412,894
Concho Resources Inc.
5.50%	04/01/23	241,000	237,385

Constellation Brands Inc.
3.75%	05/01/21	160,000	149,800
7.25%	09/01/16	408,000	463,590
Corp Andina de Fomento
4.38%	06/15/22	408,000	415,462
Corp Lindley S.A.
4.63%	04/12/23	146,000	141,620	(b)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	245,000	203,081	(b)
5.63%	09/21/35	82,000	83,541	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	609,000	562,094	(b)
COX Communications Inc.
2.95%	06/30/23	523,000	475,728	(b)
3.25%	12/15/22	159,000	149,591	(b)
4.70%	12/15/42	93,000	82,490	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	432,980	(b,h)
Crown Castle Towers LLC
6.11%	01/15/20	201,000	230,642	(b,h)
CST Brands Inc.
5.00%	05/01/23	400,000	390,000	(b)
Daimler Finance North America LLC
1.88%	01/11/18	403,000	393,261	(b)
DaVita Healthcare Partners Inc.
5.75%	08/15/22	152,000	151,620
6.38%	11/01/18	371,000	387,231	(h)
DCP Midstream Operating LP
2.50%	12/01/17	287,000	283,298
3.88%	03/15/23	642,000	602,122
DDR Corp. (REIT)
4.63%	07/15/22	502,000	507,316
Delphi Corp.
5.00%	02/15/23	163,000	167,483
Denbury Resources Inc.
4.63%	07/15/23	853,000	786,893	(h)
6.38%	08/15/21	314,000	329,700	(h)
8.25%	02/15/20	247,000	266,760	(h)
DENTSPLY International Inc.
2.75%	08/15/16	391,000	401,434	(h)
4.13%	08/15/21	387,000	392,897	(h)
Deutsche Bank AG
4.30%	05/24/28	841,000	776,529	(i)
Diageo Capital PLC
1.13%	04/29/18	419,000	402,549	(h)
1.50%	05/11/17	578,000	572,788	(h)
2.63%	04/29/23	335,000	311,647	(h)
Diageo Investment Corp.
2.88%	05/11/22	559,000	539,692	(h)

DigitalGlobe Inc.
5.25%	02/01/21	408,000	391,680	(b,h)
DIRECTV Financing company Inc.
3.80%	03/15/22	525,000	504,310
DIRECTV Holdings LLC
5.15%	03/15/42	350,000	312,226	(h)
Discovery Communications LLC
3.25%	04/01/23	214,000	200,676	(h)
4.88%	04/01/43	107,000	98,911	(h)
4.95%	05/15/42	128,000	119,846	(h)
Dominion Resources Inc.
1.95%	08/15/16	793,000	808,829	(h)
DPL Inc.
7.25%	10/15/21	28,000	28,980
DR Horton Inc.
4.38%	09/15/22	308,000	292,600
Duke Energy Corp.
1.63%	08/15/17	409,000	401,490
3.05%	08/15/22	640,000	609,080	(h)
Eagle Spinco Inc.
4.63%	02/15/21	160,000	153,600	(b)
Eastman Chemical Co.
2.40%	06/01/17	566,000	566,990	(h)
eBay Inc.
1.35%	07/15/17	286,000	281,095
2.60%	07/15/22	204,000	190,062
4.00%	07/15/42	245,000	207,776
Ecopetrol S.A.
7.63%	07/23/19	155,000	183,287
EDC Finance Ltd.
4.88%	04/17/20	200,000	183,000	(b)
EMC Corp.
1.88%	06/01/18	421,000	416,160
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	73,000	75,555	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	97,568	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	279,000	304,807	(h)
Energy Transfer Partners LP
3.60%	02/01/23	779,000	729,058
6.50%	02/01/42	352,000	375,382	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	256,000	227,241
Equinix Inc.
4.88%	04/01/20	96,000	94,080
5.38%	04/01/23	96,000	94,080
Erickson Air-Crane Inc.
8.25%	05/01/20	400,000	389,000	(b)
European Investment Bank
0.41%	12/15/14	1,120,000	1,127,594	(d,h)
4.88%	01/17/17	490,000	552,181	(h)

Exelon Corp.
4.90%	06/15/15	426,000	455,926	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	525,000	545,344	(b,h)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200,000	200,167
Express Scripts Holding Co.
2.65%	02/15/17	319,000	324,823
3.13%	05/15/16	1,391,000	1,446,440	(h)
Flextronics International Ltd.
4.63%	02/15/20	163,000	158,110	(b)
Florida Power & Light Co.
4.13%	02/01/42	234,000	220,425	(h)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	160,000	161,600	(b)
Fomento Economico Mexicano SAB de C.V.
2.88%	05/10/23	174,000	157,543	(h)
4.38%	05/10/43	174,000	151,469	(h)
Ford Motor Co.
4.75%	01/15/43	171,000	150,410	(h)
Ford Motor Credit Company LLC
1.70%	05/09/16	630,000	619,722	(h)
3.00%	06/12/17	630,000	631,328	(h)
Forest Oil Corp.
7.25%	06/15/19	371,000	348,740	(h)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	611,000	581,107	(b,h)
5.45%	03/15/43	535,000	471,791	(b,h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	174,000	182,700	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	382,057	(h)
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200,000	180,000	(b)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	206,000	222,892	(b)
General Motors Financial Company Inc.
2.75%	05/15/16	400,000	393,500	(b)
Genworth Financial Inc.
7.70%	06/15/20	193,000	221,098
GeoPark Latin America Limited Agencia en Chile
7.50%	02/11/20	200,000	205,000	(b)
Glencore Funding LLC
2.50%	01/15/19	610,000	551,872	(b)
4.13%	05/30/23	210,000	187,296	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	102,000	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	239,000	229,645	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	439,720	(h)

GTL Trade Finance Inc.
7.25%	10/20/17	367,000	396,360
GXS Worldwide Inc.
9.75%	06/15/15	285,000	290,344	(h)
Hanesbrands Inc.
6.38%	12/15/20	609,000	649,346	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	270,000	320,936
Hawk Acquisition Sub Inc.
4.25%	10/15/20	406,000	388,238	(b)
Heineken N.V.
1.40%	10/01/17	671,000	651,945	(b)
Hexion US Finance Corp.
6.63%	04/15/20	490,000	488,775	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	534,000	489,757
Hughes Satellite Systems Corp.
6.50%	06/15/19	278,000	294,680	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	399,938
Hyundai Capital America
1.63%	10/02/15	408,000	406,679	(b,h)
2.13%	10/02/17	207,000	200,124	(b,h)
iGATE Corp.
9.00%	05/01/16	407,000	423,280	(h)
Imperial Tobacco Finance PLC
2.05%	02/11/18	277,000	272,287	(b,h)
3.50%	02/11/23	223,000	209,656	(b,h)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400,000	406,000	(i)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	218,000	215,052	(b)
4.25%	06/15/23	306,000	304,078	(b)
5.75%	06/15/43	175,000	177,841	(b)
Ingles Markets Inc.
5.75%	06/15/23	803,000	792,963	(b)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	210,500	(b,h)
Intel Corp.
1.35%	12/15/17	371,000	363,068
Invesco Finance PLC
3.13%	11/30/22	585,000	545,693	(h)
Jaguar Land Rover Automotive PLC
5.63%	02/01/23	240,000	232,800	(b)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	126,000	(b)
Jefferies Group Inc.
5.13%	01/20/23	131,000	129,990
6.50%	01/20/43	142,000	135,954

John Deere Capital Corp.
3.15%	10/15/21	349,000	345,516	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	857,000	813,556	(h)
3.38%	05/01/23	419,000	390,156	(h)
5.15%	12/31/49	429,000	408,623	(i)
KazMunayGas National Company JSC
9.13%	07/02/18	100,000	119,750	(b)
KFW
2.00%	10/04/22	1,020,000	957,234	(h)
4.50%	07/16/18	169,000	191,933	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	300,000	281,147
5.00%	08/15/42	117,000	110,375
Kinross Gold Corp.
6.88%	09/01/41	264,000	249,226
Korea National Oil Corp.
2.88%	11/09/15	358,000	366,045	(b,h)
3.13%	04/03/17	425,000	427,420	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	427,000	431,553
2.25%	06/05/17	183,000	184,284
5.00%	06/04/42	118,000	119,498
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	709,000	758,630
Lear Corp.
4.75%	01/15/23	409,000	388,550	(b)
LeasePlan Corp N.V.
2.50%	05/16/18	630,000	607,138	(b)
Levi Strauss & Co.
7.63%	05/15/20	440,000	475,200	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	422,241	(b)
6.50%	05/01/42	273,000	292,091	(b)
Linn Energy LLC
6.25%	11/01/19	443,000	421,958	(b)
8.63%	04/15/20	305,000	320,250	(h)
LyondellBasell Industries N.V.
6.00%	11/15/21	325,000	365,204
Majapahit Holding BV
7.25%	06/28/17	400,000	441,000	(b)
7.75%	10/17/16	450,000	498,375	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	147,116
Merck & Company Inc.
1.30%	05/18/18	293,000	284,147
2.80%	05/18/23	629,000	595,107
4.15%	05/18/43	251,000	239,129
MetroPCS Wireless Inc.
6.25%	04/01/21	247,000	251,323	(b)
Microsoft Corp.
2.38%	05/01/23	837,000	774,570
MidAmerican Energy Holdings Co.
6.13%	04/01/36	495,000	561,560	(h)

Morgan Stanley
2.13%	04/25/18	230,000	220,117
3.75%	02/25/23	81,000	77,459
4.75%	03/22/17	271,000	287,438
4.88%	11/01/22	556,000	549,273
5.55%	04/27/17	841,000	909,779
Murphy Oil Corp.
3.70%	12/01/22	307,000	284,781	(h)
Mylan Inc.
2.60%	06/24/18	1,018,000	1,003,355	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	269,286	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	600,000	562,859
Nationwide Financial Services Inc.
5.38%	03/25/21	414,000	450,684	(b)
NCL Corp Ltd.
5.00%	02/15/18	227,000	222,460	(b)
Newfield Exploration Co.
5.63%	07/01/24	662,000	642,140	(h)
5.75%	01/30/22	370,000	366,300	(h)
News America Inc.
6.65%	11/15/37	213,000	245,109	(h)
Nexen Inc.
6.40%	05/15/37	504,000	547,790
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	828,072	(h)
Nisource Finance Corp.
3.85%	02/15/23	445,000	431,797	(h)
4.80%	02/15/44	213,000	192,871
Noble Holding International Ltd.
5.25%	03/15/42	461,000	412,911
Nomura Holdings Inc.
2.00%	09/13/16	514,000	508,264
Nordea Bank AB
1.63%	05/15/18	630,000	609,216	(b)
Northeast Utilities
1.45%	05/01/18	419,000	406,694
Northrop Grumman Corp.
1.75%	06/01/18	631,000	612,025
4.75%	06/01/43	210,000	200,727
Novartis Capital Corp.
2.40%	09/21/22	490,000	460,479	(h)
NYSE Euronext
2.00%	10/05/17	557,000	554,002	(h)
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	190,000	191,900	(b,h)
Oglethorpe Power Corp.
5.38%	11/01/40	85,000	88,586	(h)
Omnicom Group Inc.
3.63%	05/01/22	572,000	551,683	(h)

Oracle Corp.
1.20%	10/15/17	609,000	591,474	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	330,000	384,755	(h)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	400,000	378,000	(b)
PacifiCorp
6.25%	10/15/37	8,000	9,735	(h)
Peabody Energy Corp.
6.25%	11/15/21	219,000	211,335
Petrobras Global Finance BV
3.00%	01/15/19	420,000	390,132
4.38%	05/20/23	410,000	376,110
Petrobras International Finance Co.
3.50%	02/06/17	480,000	477,863	(h)
3.88%	01/27/16	187,000	192,390	(h)
Petroleos Mexicanos
3.50%	01/30/23	432,000	398,520	(b)
5.50%	01/21/21 - 06/27/44	243,000	245,265
6.00%	03/05/20	160,000	176,000	(h)
6.50%	06/02/41	74,000	76,405
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	300,000	315,000
Petronas Capital Ltd.
5.25%	08/12/19	150,000	163,778	(b,h)
Pfizer Inc.
3.00%	06/15/23	421,000	408,322
Philip Morris International Inc.
2.50%	05/16/16	413,000	428,996	(h)
4.13%	03/04/43	214,000	190,116
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	215,222
PNC Bank NA
2.95%	01/30/23	817,000	753,715
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	200,000	242,000	(b)
Prudential Financial Inc.
5.20%	03/15/44	219,000	206,955	(i)
5.63%	05/12/41	213,000	221,196	(h)
5.63%	06/15/43	353,000	345,940	(h,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	630,000	583,356	(h)
QBE Insurance Group Ltd.
2.40%	05/01/18	313,000	306,847	(b)
Range Resources Corp.
5.75%	06/01/21	371,000	382,130	(h)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	408,000	419,220
Revlon Consumer Products Corp.
5.75%	02/15/21	977,000	952,575	(b,h)

Rockies Express Pipeline LLC
3.90%	04/15/15	329,000	325,710	(b)
Roper Industries Inc.
2.05%	10/01/18	631,000	618,877
Rowan Companies Inc.
5.40%	12/01/42	248,000	224,793
Royal Bank of Canada
1.20%	09/19/18	717,000	699,548
Royal Bank of Scotland Group PLC
6.40%	10/21/19	514,000	571,101
RSI Home Products Inc.
6.88%	03/01/18	408,000	417,180	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	400,000	448,000	(b,h)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325,000	344,500
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	255,110	(b)
Sanofi
1.25%	04/10/18	429,000	415,524	(h)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	325,000	336,213	(b)
SCF Capital Ltd.
5.38%	10/27/17	400,000	388,000	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	613,000	568,727	(b,h)
Seagate HDD Cayman
4.75%	06/01/23	320,000	298,400	(b)
7.00%	11/01/21	42,000	44,940
Sealed Air Corp.
5.25%	04/01/23	180,000	175,050	(b)
Service Corporation International
4.50%	11/15/20	442,000	424,320
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	197,181	(b)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	545,000	490,176	(b,h)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	433,000	435,328	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	444,000	430,680	(b)
Standard Chartered PLC
3.95%	01/11/23	400,000	372,098	(b,h)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	252,000	241,525	(b)
4.38%	05/22/43	419,000	376,362	(b)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	400,000	411,000
SunTrust Bank
2.75%	05/01/23	629,000	578,738	(h)

Talisman Energy Inc.
6.25%	02/01/38	384,000	412,411
Targa Resources Partners Finance Corp.
4.25%	11/15/23	240,000	214,200	(b)
Teck Resources Ltd.
5.40%	02/01/43	314,000	274,888	(h)
Telefonica Emisiones SAU
3.19%	04/27/18	260,000	251,838	(h)
4.57%	04/27/23	144,000	137,851	(h)
Texas Instruments Inc.
2.25%	05/01/23	630,000	566,044	(h)
Textron Inc.
6.20%	03/15/15	374,000	402,583	(h)
The Allstate Corp.
3.15%	06/15/23	211,000	204,866	(h)
4.50%	06/15/43	148,000	145,908	(h)
The Bank of New York Mellon Corp.
4.50%	12/31/49	645,000	606,300	(h,i)
The Coca-Cola Co.
3.30%	09/01/21	460,000	470,306	(h)
The Gap Inc.
5.95%	04/12/21	262,000	289,779
The Goldman Sachs Group Inc.
1.60%	11/23/15	245,000	245,559
2.38%	01/22/18	510,000	500,734
3.63%	01/22/23	608,000	581,718
6.75%	10/01/37	431,000	441,501
The Korea Development Bank
3.25%	03/09/16	223,000	229,935	(h)
4.00%	09/09/16	245,000	259,317	(h)
The McClatchy Co.
9.00%	12/15/22	417,000	437,850	(b)
The Potomac Edison Co.
5.35%	11/15/14	178,000	188,753	(h)
The Williams Companies Inc.
3.70%	01/15/23	763,000	708,890
Time Warner Cable Inc.
4.50%	09/15/42	268,000	207,830	(h)
TJX Companies Inc.
2.50%	05/15/23	419,000	388,328	(h)
Tops Holding Corp.
8.88%	12/15/17	1,037,000	1,122,553	(b,h)
Total Capital Canada Ltd.
1.45%	01/15/18	408,000	398,518	(h)
Total Capital International S.A.
1.55%	06/28/17	1,025,000	1,015,862	(h)
TransAlta Corp.
4.50%	11/15/22	370,000	352,861	(h)
Transnet SOC Ltd.
4.50%	02/10/16	327,000	335,175	(b,h)

Transocean Inc.
3.80%	10/15/22	170,000	161,934	(h)
6.50%	11/15/20	107,000	120,440	(h)
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	126,000	111,510	(b,h)
Turlock Corp.
1.50%	11/02/17	556,000	539,718	(b,h)
2.75%	11/02/22	610,000	570,667	(b,h)
U.S. Bancorp
3.44%	02/01/16	648,000	679,290	(h)
Unit Corp.
6.63%	05/15/21	409,000	417,180	(h)
United Parcel Service Inc.
2.45%	10/01/22	408,000	384,666	(h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	428,400	(h)
UnitedHealth Group Inc.
2.88%	03/15/23	748,000	702,831	(h)
Vail Resorts Inc.
6.50%	05/01/19	583,000	610,693	(h)
Vale Overseas Ltd.
4.38%	01/11/22	327,000	310,596
6.25%	01/11/16	239,000	263,586	(h)
Valeant Pharmaceuticals International
6.38%	10/15/20	240,000	237,300	(b,h)
Ventas Realty LP (REIT)
2.70%	04/01/20	428,000	404,692
Verizon Communications Inc.
2.45%	11/01/22	127,000	115,151
3.85%	11/01/42	127,000	105,377
Viacom Inc.
2.50%	12/15/16	307,000	316,715	(h)
Viasystems Inc.
7.88%	05/01/19	409,000	431,495	(b)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	578,000	538,869
Weatherford International Ltd.
4.50%	04/15/22	450,000	444,887	(h)
5.95%	04/15/42	319,000	301,509
6.75%	09/15/40	107,000	110,699
Wells Fargo & Co.
3.45%	02/13/23	728,000	695,265	(h)
Windstream Corp.
6.38%	08/01/23	409,000	382,415
Woodside Finance Ltd.
4.50%	11/10/14	731,000	762,839	(b,h)
WPX Energy Inc.
5.25%	01/15/17	408,000	418,200
Wynn Las Vegas LLC
4.25%	05/30/23	241,000	222,925	(b)
5.38%	03/15/22	216,000	218,160

Xstrata Finance Canada Ltd.
2.70%	10/25/17	470,000	455,797	(b)
5.80%	11/15/16	365,947	399,195	(b,h)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	400,000	401,000	(b)
Zoetis Inc.
1.15%	02/01/16	214,000	213,273	(b)
1.88%	02/01/18	214,000	209,496	(b)
3.25%	02/01/23	361,000	342,992	(b)
			152,846,126
Non-Agency Collateralized Mortgage Obligations—5.9%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,162,793	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	820,000	857,347	(h,i)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	90,000	101,605	(h,i)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	180,000	206,259	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	435,000	468,963	(h,i)
5.40%	11/10/42	170,000	178,726	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	425,466	448,232	(i)
5.56%	03/11/39	44,116	44,472	(h,i)
5.77%	04/12/38	430,000	465,855	(i)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	220,000	235,349	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	345,000	384,367	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	190,000	210,310	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	210,000	195,442	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	232,722	(h,i)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	250,000	270,850
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	100,000	105,876
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	985,000	1,041,250
Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	129,435	1,867	(i)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	12,769	—	** (i)
GS Mortgage Securities Corp. II
2.56%	11/10/45	992,711	140,042	(i)
2.79%	11/08/29	100,000	99,798	(b,i)
3.00%	08/10/44	420,000	437,445	(h)
3.55%	04/10/34	280,000	275,689	(b,h)
5.47%	08/10/44	100,000	107,020	(b,h,i)

GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	340,000	368,870
JP Morgan Chase Commercial Mortgage Securities Corp.
2.10%	12/15/47	1,295,724	145,356	(h,i)
4.19%	01/15/46	220,000	198,341	(d)
4.27%	06/15/45	280,000	282,449
5.04%	03/15/46	250,000	262,138	(h,i)
5.34%	08/12/37	757,326	800,525	(h,i)
5.44%	05/15/45 - 06/12/47	680,000	746,998	(h)
5.79%	02/12/51	550,000	625,968	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	560,000	626,694	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	123,195
4.09%	07/15/45	210,000	165,781
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	430,000	475,293	(i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310,000	329,600	(h)
5.16%	02/15/31	450,000	486,074	(h)
6.06%	06/15/38	210,000	233,080	(h,i)
22.77%	12/15/39	1,696,212	14,394	(b,d,h,i)
MASTR Alternative Loans Trust
5.00%	08/25/18	62,143	5,191	(g,h,o)
Merrill Lynch
5.49%	07/12/46	200,000	186,888	(i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,100,463	(i)
Morgan Stanley Bank of America Merrill Lynch Trust
4.22%	07/15/46	420,000	420,781
4.31%	12/15/48	120,000	97,755	(b,i)
4.72%	07/15/46	210,000	202,321	(d)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	630,000	649,166	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	270,000	243,003	(h,i)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	350,000	378,204	(i)
5.27%	10/12/52	150,000	159,229	(i)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	180,000	200,381	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	190,000	213,607	(i)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	250,000	283,395	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	200,204	(b,h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	430,000	462,873	(h,i)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	1,135,000	1,228,508	(i)

Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	230,000	251,080
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	100,000	96,739	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	197,591	3,097
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	210,000	207,097	(b,i)
			20,147,017

Sovereign Bonds—2.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	103,250	(b,h)
6.37%	06/16/18	286,000	310,310
Gabonese Republic
8.20%	12/12/17	316,000	355,500
Government of Chile
3.63%	10/30/42	148,000	122,100	(h)
Government of Colombia
2.63%	03/15/23	327,000	291,848
Government of Croatia
6.75%	11/05/19	180,000	192,136	(b)
Government of Dominican Republic
7.50%	05/06/21	200,000	215,500	(b,h)
Government of El Salvador
7.65%	06/15/35	339,000	331,373	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	181,000	(b)
Government of Hungary
4.13%	02/19/18	164,000	159,490
4.75%	02/03/15	56,000	56,700
6.25%	01/29/20	317,000	331,265	(h)
7.63%	03/29/41	18,000	18,792	(h)
Government of Indonesia
3.38%	04/15/23	277,000	248,608	(b,h)
4.88%	05/05/21	200,000	205,000	(b,h)
Government of Lithuania
6.75%	01/15/15	100,000	106,560	(b,h)
Government of Mexico
4.75%	03/08/44	416,000	370,240	(h)
5.75%	10/12/49	74,000	67,525
6.05%	01/11/40	82,000	89,380
Government of Namibia
5.50%	11/03/21	200,000	202,000	(b)
Government of Panama
4.30%	04/29/53	126,000	101,115
6.70%	01/26/36	53,000	61,613	(h)
Government of Peru
6.55%	03/14/37	242,000	285,560	(h)
7.35%	07/21/25	100,000	128,000	(h)
Government of Philippines
4.00%	01/15/21	100,000	105,750
6.38%	01/15/32	100,000	118,000

Government of Poland
3.00%	03/17/23	68,000	61,370
5.00%	03/23/22	378,000	406,350
6.38%	07/15/19	38,000	44,320
Government of Romania
4.38%	08/22/23	122,000	115,902	(b)
6.75%	02/07/22	156,000	173,917	(b)
Government of South Africa
6.25%	03/08/41	100,000	107,000
Government of Sri Lanka
6.25%	10/04/20	100,000	99,000	(b)
7.40%	01/22/15	100,000	105,500	(b,h)
Government of Turkey
3.25%	03/23/23	858,000	748,605	(h)
6.88%	03/17/36	512,000	570,880	(h)
Government of Uruguay
6.88%	09/28/25	179,399	214,920
Republic of Belarus
8.75%	08/03/15	100,000	100,250
Republic of Latvia
2.75%	01/12/20	200,000	185,000
Republic of Paraguay
4.63%	01/25/23	200,000	193,000
Republic of Serbia
5.25%	11/21/17	300,000	292,500	(b)
Russian Foreign Bond—Eurobond
3.25%	04/04/17	200,000	205,726	(b)
7.50%	03/31/30	55,126	64,566
			8,447,421

Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	295,000	314,104	(h)
Denver City& County School District No 1
4.24%	12/15/37	370,000	319,380	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	362,497	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	468,657	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	271,096
State of California
5.70%	11/01/21	290,000	331,383
			2,067,117

FNMA—0.0%*
Lehman TBA
5.50%	TBA	333,269	—	** (c,m,p)

Total Bonds and Notes
(Cost $344,945,953)			338,262,171

Short-Term Investments—8.6%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $29,471,730)			29,471,730	(d,k)

Total Investments
(Cost $374,417,683)			367,733,901
Liabilities in Excess of Other Assets, net—(7.6)%			(26,059,016)

NET ASSETS —100.0%			$341,674,885

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr U.S. Treasury Note Futures	September 2013	77	$16,940,000	$(22,967)
5 Yr U.S. Treasury Note Futures	September 2013	232	28,082,875	(369,810)

				$(392,777)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	147	$(21,654,938)	$747,869
10 Yr. U.S. Treasury Notes Futures	September 2013	316	(39,993,750)	632,704
30 Yr U.S. Treasury Bond Futures	September 2013	113	(15,350,344)	220,998

				$1,601,571

				$1,208,794

GE Institutional Money Market Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Short-Term Investments—96.1%†		Principal Amount	Amortized Cost
U.S. Treasuries—22.7%
United States Treasury Bills
0.04%	07/18/13	$27,450,000	$27,449,482	(d)
United States Treasury Notes
0.13%	09/30/13	15,900,000	15,901,671
0.25%	10/31/13	17,100,000	17,109,822
0.38%	07/31/13	23,500,000	23,505,508
0.50%	10/15/13 - 11/15/13	24,000,000	24,031,321
0.75%	08/15/13 - 12/15/13	44,450,000	44,524,898
			152,522,702

U.S. Government Agency Obligations—29.8%
Fannie Mae Discount Notes
0.07%	08/14/13 - 09/04/13	37,450,000	37,446,426	(d)
0.09%	09/03/13 - 09/11/13	32,400,000	32,394,651	(d)
0.11%	07/15/13	11,400,000	11,399,534	(d)
Federal Home Loan Bank Discount Notes
0.05%	07/12/13	9,950,000	9,949,848	(d)
0.08%	09/11/13	15,300,000	15,297,644	(d)
Federal Home Loan Banks
0.10%	11/01/13	7,350,000	7,349,681
0.12%	08/19/13	5,400,000	5,399,855
0.22%	08/08/13	12,150,000	12,151,741
Federal Home Loan Mortgage Corp
0.13%	09/13/13	17,150,000	17,150,729	(i)
Freddie Mac Discount Notes
0.05%	07/15/13	9,950,000	9,949,807	(d)
0.07%	08/05/13	5,800,000	5,799,633	(d)
0.08%	07/08/13 - 09/03/13	36,320,000	36,317,643	(d)
			200,607,192

Commercial Paper—12.3%
BHP Billiton Finance USA Ltd
0.16%	07/16/13	8,600,000	8,599,427	(b,d)
HSBC Bank Plc
0.16%	10/16/13	9,900,000	9,900,000	(i)
J.P. MorganChase & Co
0.23%	08/12/13	4,000,000	3,998,927	(d)
KFW
0.20%	07/05/13	13,750,000	13,749,694	(b,d)
Merck & Co Inc
0.11%	08/19/13	10,000,000	9,998,503	(d)
Procter & Gamble Co
0.10%	08/05/13	4,400,000	4,399,572	(d)
0.16%	08/01/13	11,450,000	11,448,422	(d)
Sanofi
0.15%	07/15/13	11,000,000	10,999,358	(d)
Skandinaviska Enskilda Banken AB
0.22%	07/09/13	9,600,000	9,599,531	(d)
			82,693,434

Repurchase Agreement—15.6%
Barclays Capital Inc. U.S. Treasury Repo 0.10% dated 06/30/13, to be repurchased at $41,900,349 on 07/01/13 collateralized by $42,738,030 U.S.Treasury Bond, 1.50%, maturing on 06/30/16.	07/01/13	41,900,000	41,900,000
Deutsche Bank Securities, Inc. Gov Agency Repo 0.18% dated 06/30/13, to be repurchased at $9,800,147 on 07/01/13 collateralized by $9,996,151 U.S. Government Agency Bond, 4.75%, maturing on 11/17/15.	07/01/13	9,800,000	9,800,000
Goldman Sachs & Co. Gov Agency Repo 0.11% dated 06/30/13, to be repurchased at $ 28,600,262.17 on 07/01/13 collateralized by $ 15,546,834 & $13,628,046 U.S. Government Agency Bond,1.25% & 0.00%, maturing on 06/08/18 & 12/27/13 respectively.	07/01/13	28,600,000	28,600,000
HSBC Securities (USA) Inc. Gov Agency Repo 0.11% dated 06/30/13, to be repurchased at $11,180,102 on 07/01/13 collateralized by $11,404,772 U.S. Government Agency Bond, 0.00%, maturing on 07/26/13.	07/01/13	11,180,000	11,180,000
J.P. Morgan Securities LLC 1 Wk U.S. Treasury Repo 0.04% dated 06/30/13, to be repurchased at $13,700,107 on 07/01/13 collateralized by $13,976,792 U.S.Treasury Bond, 0.63%, maturing on 04/30/18.	07/03/13	13,700,000	13,700,000
			105,180,000

Corporates—4.3%
International Bank For Reconstruction & Development
0.50%	11/26/13	13,250,000	13,268,836
Royal Bank of Canada
1.13%	01/15/14	4,450,000	4,469,826
Westpac Banking Corp
0.65%	09/16/13	11,400,000	11,410,157	(b,i)
			29,148,819

Certificate of Deposit—10.0%
Bank of Montreal
0.19%	07/17/13	9,800,000	9,800,000
J.P. Morgan Chase & Co
0.24%	10/07/13	11,550,000	11,550,000
National Australia Bank Ltd/New York
0.20%	10/30/13	17,100,000	17,100,000	(i)
Royal Bank of Canada/New York NY
0.31%	04/17/14	13,450,000	13,450,000	(i)
Standard Chartered Bank/New York
0.26%	11/12/13	15,250,000	15,250,000	(i)
			67,150,000

Time Deposit—1.4%
State Street Corp
0.01%	07/01/13	9,044,431	9,044,431	(e)
Total Short-Term Investments
(Cost $646,346,578)			646,346,578
Other Assets and Liabilities, net—3.9%			26,300,764

NET ASSETS—100.0%			$672,647,342

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Domestic Equity—37.6% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	30,952	$1,945,952
The Interpublic Group of Companies Inc.	52,130	758,492
		2,704,444

Aerospace & Defense—0.7%
Honeywell International Inc.	53,101	4,213,033
The Boeing Co.	15,151	1,552,068
		5,765,101

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	51,385	1,742,466

Air Freight & Logistics—0.6%
United Parcel Service Inc.	52,663	4,554,296

Application Software—0.3%
Intuit Inc.	36,268	2,213,436

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	38,543	3,117,357
Invesco Ltd.	96,422	3,066,220
State Street Corp.	52,387	3,416,156	(e)
		9,599,733

Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	20,364	1,352,984	(a)

Automobile Manufacturers—0.3%
Ford Motor Co.	178,003	2,753,706

Automotive Retail—0.2%
AutoZone Inc.	3,095	1,311,321	(a)

Biotechnology—0.9%
Amgen Inc.	31,612	3,118,840	(h)
Gilead Sciences Inc.	84,624	4,333,595	(a)
		7,452,435

Broadcasting—0.6%
CBS Corp.	16,291	796,141
Discovery Communications Inc.	40,297	2,807,089	(a)
		3,603,230

Cable & Satellite—1.1%
Comcast Corp.††	49,849	2,087,676
Comcast Corp.††	67,700	2,685,659
Liberty Global PLC	54,401	3,693,284	(a)
		8,466,619

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	34,253	1,813,011

Commodity Chemicals—0.4%
LyondellBasell Industries N.V.	52,726	3,493,625

Communications Equipment—2.1%
Cisco Systems Inc.	300,352	7,301,558	(h)
Qualcomm Inc.	155,381	9,490,672
		16,792,230

Computer Hardware—1.0%
Apple Inc.	20,603	8,160,436

Computer Storage & Peripherals—0.7%
EMC Corp.	230,782	5,451,071

Construction & Farm Machinery—0.4%
Cummins Inc.	7,331	795,120
Deere & Co.	30,431	2,472,519
		3,267,639

Consumer Finance—0.4%
American Express Co.	36,907	2,759,168

Data Processing & Outsourced Services—0.9%
Paychex Inc.	71,726	2,619,434
Visa Inc.	22,969	4,197,585
		6,817,019

Department Stores—0.1%
Macy’s Inc.	22,807	1,094,736

Distributors—0.1%
Genuine Parts Co.	11,163	871,495

Diversified Chemicals—0.1%
PPG Industries Inc.	6,404	937,610

Diversified Financial Services—1.7%
Citigroup Inc.	71,547	3,432,109
JPMorgan Chase & Co.	85,896	4,534,449
Wells Fargo & Co.	128,866	5,318,299
		13,284,857

Drug Retail—0.2%
CVS Caremark Corp.	25,739	1,471,756

Electric Utilities—0.3%
NextEra Energy Inc.	14,662	1,194,660
The Southern Co.	27,168	1,198,924
		2,393,584

Electrical Components & Equipment—0.3%
Eaton Corp PLC	37,983	2,499,661

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	34,253	3,384,196

General Merchandise Stores—0.1%
Dollar General Corp.	4,887	246,451	(a)
Target Corp.	11,730	807,728
		1,054,179

Healthcare Distributors—0.2%
Cardinal Health Inc.	30,138	1,422,514

Healthcare Equipment—0.9%
Covidien PLC	95,782	6,018,940
Medtronic Inc.	17,431	897,174
Stryker Corp.	3,910	252,899
		7,169,013

Healthcare Services—0.6%
Express Scripts Holding Co.	81,067	5,001,023	(a)

Healthcare Supplies—0.2%
DENTSPLY International Inc.	44,327	1,815,634

Home Building—0.0%*
MDC Holdings Inc.	7,624	247,856

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	135,208	5,530,007
The Home Depot Inc.	18,019	1,395,932
		6,925,939

Household Products—0.4%
Kimberly-Clark Corp.	14,445	1,403,187
The Clorox Co.	19,267	1,601,858
		3,005,045

Independent Power Producers & Energy Traders—0.3%
AES Corp.	40,727	488,317
Calpine Corp.	47,569	1,009,890	(a)
NRG Energy Inc.	21,993	587,213
		2,085,420

Industrial Gases—0.1%
Praxair Inc.	9,703	1,117,397

Industrial Machinery—0.6%
Dover Corp.	58,309	4,528,277

Integrated Oil & Gas—1.4%
Chevron Corp.	48,000	5,680,320
Exxon Mobil Corp.	14,010	1,265,804	(h)
Hess Corp.	17,920	1,191,501
Occidental Petroleum Corp.	36,322	3,241,012
		11,378,637

Integrated Telecommunication Services—0.4%
AT&T Inc.	56,426	1,997,481
Verizon Communications Inc.	26,463	1,332,147
		3,329,628

Internet Retail—0.2%
Amazon.com Inc.	5,642	1,566,727	(a)

Internet Software & Services—1.0%
eBay Inc.	74,953	3,876,569	(a)
Google Inc.	4,361	3,839,294	(a)
		7,715,863

Investment Banking & Brokerage—0.4%
The Charles Schwab Corp.	42,312	898,284
The Goldman Sachs Group Inc.	15,313	2,316,091
		3,214,375

IT Consulting & Other Services—0.4%
International Business Machines Corp.	17,688	3,380,353	(h)

Life & Health Insurance—0.2%
Prudential Financial Inc.	25,058	1,829,986

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	23,459	762,417

Managed Healthcare—0.5%
UnitedHealth Group Inc.	60,132	3,937,443

Movies & Entertainment—0.4%
Time Warner Inc.	52,923	3,060,008

Multi-Line Insurance—0.4%
American International Group Inc.	57,343	2,563,232	(a)
Hartford Financial Services Group Inc.	24,949	771,423
		3,334,655

Multi-Utilities—0.2%
Dominion Resources Inc.	23,564	1,338,906

Oil & Gas Equipment & Services—1.2%
Halliburton Co.	51,316	2,140,904
Schlumberger Ltd.	96,928	6,945,860	(h)
		9,086,764

Oil & Gas Exploration & Production—0.8%
Anadarko Petroleum Corp.	42,253	3,630,800
Marathon Oil Corp.	83,182	2,876,434
		6,507,234

Packaged Foods & Meats—0.4%
Kraft Foods Group Inc.	18,712	1,045,439
Mondelez International Inc.	73,994	2,111,049
		3,156,488

Pharmaceuticals—2.3%
Actavis Inc.	3,258	411,225	(a)
Bristol-Myers Squibb Co.	24,950	1,115,015
Johnson & Johnson	82,130	7,051,682
Merck & Company Inc.	76,978	3,575,628
Pfizer Inc.	225,445	6,314,715
		18,468,265

Property & Casualty Insurance—0.5%
ACE Ltd.	34,426	3,080,438
The Travelers Companies Inc.	13,168	1,052,387
		4,132,825

Railroads—0.4%
CSX Corp.	78,195	1,813,342
Union Pacific Corp.	10,833	1,671,315
		3,484,657

Regional Banks—0.3%
Regions Financial Corp.	213,408	2,033,778

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	22,156	744,220

Restaurants—0.2%
McDonald’s Corp.	12,725	1,259,775

Retail REITs—0.2%
Energizer Holdings Inc.	2,095	210,568
Simon Property Group Inc.	6,363	1,004,845
		1,215,413

Semiconductor Equipment—0.1%
Applied Materials Inc.	34,211	510,086

Semiconductors—0.5%
Analog Devices Inc.	20,200	910,212
Intel Corp.	51,286	1,242,147	(h)
Microchip Technology Inc.	31,187	1,161,716
Texas Instruments Inc.	18,019	628,323
		3,942,398

Soft Drinks—1.3%
Coca-Cola Enterprises Inc.	45,614	1,603,788
PepsiCo Inc.	103,161	8,437,538	(h)
		10,041,326
Specialized Finance—0.8%
CME Group Inc.	79,223	6,019,363

Specialized REITs—0.5%
American Tower Corp.	30,223	2,211,417
HCP Inc.	17,332	787,566
Rayonier Inc.	12,381	685,784
		3,684,767

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	50,372	2,521,622

Systems Software—1.5%
Microsoft Corp.	254,651	8,793,099	(h)
Oracle Corp.	88,268	2,711,593
		11,504,692

Tobacco—0.3%
Altria Group Inc.	17,326	606,237
Philip Morris International Inc.	19,187	1,661,978
		2,268,215

Water Utilities—0.1%
American Water Works Company Inc.	15,133	623,934

Total Domestic Equity
(Cost $238,815,394)		296,438,982

Foreign Equity—20.2%

Common Stock—19.9%

Advertising—0.2%
WPP PLC	85,869	1,461,265

Aerospace & Defense—0.5%
European Aeronautic Defence and Space Company N.V.	10,980	586,094	(a)
Safran S.A.	63,289	3,300,930
		3,887,024

Airlines—0.1%
International Consolidated Airlines Group S.A.	171,168	685,112	(a)

Apparel Retail—0.0%*
Belle International Holdings Ltd.	39,149	53,805

Apparel, Accessories & Luxury Goods—0.5%
Luxottica Group S.p.A.	42,043	2,122,589
LVMH Moet Hennessy Louis Vuitton S.A.	7,336	1,187,194
The Swatch Group AG	1,836	1,003,236
		4,313,019

Application Software—0.3%
SAP AG	37,466	2,739,870

Automobile Manufacturers—0.7%
Astra International Tbk PT	236,000	166,448
Brilliance China Automotive Holdings Ltd.	56,972	63,977	(a)
Great Wall Motor Company Ltd.	34,679	148,886
Hyundai Motor Co.	732	144,535
Toyota Motor Corp.	85,680	5,166,590
		5,690,436

Biotechnology—0.2%
CSL Ltd.	24,841	1,400,219

Brewers—0.2%
Anheuser-Busch InBev N.V.	14,821	1,317,538

Building Products—0.2%
Assa Abloy AB	40,558	1,579,187	(a)

Casinos & Gaming—0.0%*
Genting Bhd	56,999	188,343
Sands China Ltd.	26,795	126,956
		315,299

Coal & Consumable Fuels—0.1%
Cameco Corp.	24,484	503,861

Commodity Chemicals—0.0%*
LG Chem Ltd.	352	77,979

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson	188,371	2,119,695

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	125,216	195,661
Doosan Heavy Industries & Construction Company Ltd.	1,099	40,898
JGC Corp.	31,993	1,149,796
		1,386,355

Construction & Farm Machinery—0.2%
Iochpe-Maxion S.A.	7,029	76,652
Kubota Corp.	122,000	1,778,386
		1,855,038

Construction Materials—0.2%
Cemex Latam Holdings S.A.	4,064	26,936	(a)
Cemex SAB de C.V. ADR	12,940	136,905
HeidelbergCement AG	26,600	1,786,541
		1,950,382

Department Stores—0.0%*
Matahari Department Store Tbk PT	86,976	101,655	(a)

Distillers & Vintners—0.5%
Diageo PLC	95,751	2,730,241
Diageo PLC ADR	8,455	971,902
LT Group Inc.	104,682	54,764	(a)
		3,756,907

Diversified Capital Markets—0.2%
Deutsche Bank AG	37,392	1,562,860

Diversified Financial Services—2.4%
Banco Santander Chile ADR	4,505	110,147
Bangkok Bank PCL	67,800	445,952
Bank Mandiri Persero Tbk PT	114,000	103,375
Bank of China Ltd.	330,085	135,756
Bank Rakyat Indonesia Persero Tbk PT	63,292	49,422
Barclays PLC	529,907	2,237,931
BNP Paribas S.A.	50,649	2,763,469

Credicorp Ltd.	999	127,832
Grupo Financiero Banorte SAB de C.V.	22,147	131,598
HSBC Holdings PLC	332,395	3,438,260
ICICI Bank Ltd.	46,257	830,758
Industrial & Commercial Bank of China Ltd.	462,245	291,423
ING Groep N.V.	239,675	2,180,790	(a)
Intesa Sanpaolo S.p.A.	334,630	535,446
Kasikornbank PCL	20,700	127,477
Malayan Banking Bhd	74,202	244,248
Metropolitan Bank & Trust	68,597	176,256
Mitsubishi UFJ Financial Group Inc.	455,600	2,806,938
Sberbank of Russia ADR	12,604	144,694
Sberbank of Russia GDR	1,903	21,675	(a,b)
Shinhan Financial Group Company Ltd.	2,980	98,111	(a)
Standard Chartered PLC	79,386	1,718,176
Turkiye Halk Bankasi AS	8,628	73,113
		18,792,847

Diversified Metals & Mining—0.4%
Antofagasta PLC	5,220	62,942
BHP Billiton PLC	66,745	1,702,725
Rio Tinto PLC	31,877	1,297,173
		3,062,840

Diversified REITs—0.6%
Daito Trust Construction Company Ltd.	8,200	771,833
Mitsubishi Estate Company Ltd.	91,000	2,419,399
Mitsui Fudosan Company Ltd.	60,642	1,780,769
		4,972,001

Diversified Support Services—0.3%
Aggreko PLC	28,590	712,012
Brambles Ltd.	182,457	1,559,893
		2,271,905

Drug Retail—0.0%*
Raia Drogasil S.A.	10,769	105,543

Education Services—0.0%*
Anhanguera Educacional Participacoes S.A.	5,304	30,973	(a)
Kroton Educacional S.A.	3,870	54,133
		85,106

Electric Utilities—0.2%
Power Grid Corporation of India Ltd.	246,674	461,385

Electrical Components & Equipment—0.3%
Murata Manufacturing Company Ltd.	19,499	1,482,030
Schneider Electric S.A.	17,166	1,243,515
		2,725,545

Electronic Equipment & Instruments—0.1%
Hexagon AB	44,008	1,169,078

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	33,026	81,543

Fertilizers & Agricultural Chemicals—0.4%
Potash Corporation of Saskatchewan Inc.	24,974	949,767
Sociedad Quimica y Minera de Chile S.A. ADR	2,153	86,981
Syngenta AG	5,304	2,071,932
Uralkali OJSC GDR	2,019	66,829
		3,175,509

Food Retail—0.1%
Magnit OJSC GDR	4,103	234,692
Shoprite Holdings Ltd.	13,101	244,806
		479,498

Gas Utilities—0.0%*
China Resources Gas Group Ltd.	22,851	58,333
ENN Energy Holdings Ltd.	20,231	108,115
		166,448

Healthcare Services—0.2%
Fresenius SE & Company KGaA	15,089	1,857,587

Healthcare Supplies—0.2%
Essilor International S.A.	14,438	1,534,033

Highways & Railtracks—0.0%*
CCR S.A.	15,269	122,343

Home Improvement Retail—0.1%
Kingfisher PLC	166,681	867,122

Household Appliances—0.0%*
Techtronic Industries Co.	58,682	141,024

Household Products—0.5%
Svenska Cellulosa AB	52,709	1,314,318
Unicharm Corp.	49,800	2,812,483
		4,126,801

Human Resource & Employment Services—0.2%
Capita PLC	90,483	1,325,696

Independent Power Producers & Energy Traders—0.0%*
China Resources Power Holdings Company Ltd.	20,386	48,676

Industrial Gases—0.4%
Linde AG	18,655	3,476,049

Industrial Machinery—0.6%
Alfa Laval AB	28,566	579,831
FANUC Corp.	10,600	1,534,484
Mitsubishi Heavy Industries Ltd.	283,000	1,569,769
Vallourec S.A.	23,875	1,206,443
		4,890,527

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	20,379	579,525
China Petroleum & Chemical Corp.	177,559	124,991
Gazprom OAO ADR	10,401	68,335
Lukoil OAO ADR	3,321	191,456
PetroChina Company Ltd.	99,028	105,331
Rosneft OAO GDR	14,072	96,393	(a)
Royal Dutch Shell PLC	69,106	2,201,075
Royal Dutch Shell PLC ADR	19,405	1,238,039
Total S.A.	26,983	1,315,444
		5,920,589

Internet Retail—0.2%
Rakuten Inc.	115,998	1,369,765

Internet Software & Services—0.6%
Baidu Inc. ADR	47,489	4,489,135	(a)
Tencent Holdings Ltd.	2,888	113,266
		4,602,401

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	10,780	523,362

Life & Health Insurance—0.8%
AIA Group Ltd.	843,058	3,570,553
Prudential PLC	118,115	1,925,809
Sony Financial Holdings Inc.	62,600	987,509
		6,483,871

Managed Healthcare—0.0%*
Odontoprev S.A.	13,308	55,424

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	19,354	49,505

Multi-Line Insurance—0.4%
AXA S.A.	72,937	1,431,113
Zurich Insurance Group AG	5,513	1,427,559
		2,858,672

Multi-Utilities—0.2%
National Grid PLC	118,133	1,336,626

Oil & Gas Equipment & Services—0.3%
Subsea 7 S.A.	89,219	1,556,133	(a)
Technip S.A.	10,834	1,098,581
		2,654,714

Oil & Gas Exploration & Production—0.0%*
Afren PLC	59,544	116,952	(a)
Kunlun Energy Company Ltd.	79,873	141,903
		258,855

Packaged Foods & Meats—0.6%
Nestle S.A.	47,459	3,107,420
Orion Corp.	220	183,582
Unilever N.V.	24,129	948,920
Uni-President China Holdings Ltd.	114,398	116,369	(a)
		4,356,291

Personal Products—0.0%*
Hengan International Group Company Ltd.	7,898	85,534

Pharmaceuticals—1.7%
Aspen Pharmacare Holdings Ltd.	4,409	100,849
Astellas Pharma Inc.	32,800	1,779,755
Bayer AG	16,799	1,789,037
GlaxoSmithKline PLC	111,330	2,782,718
GlaxoSmithKline PLC ADR	40,754	2,036,477
Novartis AG	11,783	835,638
Novartis AG ADR	15,941	1,127,188
Roche Holding AG	13,352	3,316,303
		13,767,965

Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	99,600	3,153,390

Real Estate Development—0.0%*
China Overseas Land & Investment Ltd.	43,098	112,519

Real Estate Operating Companies—0.0%
Iguatemi Empresa de Shopping Centers S.A. (REIT)	5,397	53,700

Regional Banks—0.2%
The Bank of Yokohama Ltd.	231,787	1,194,694

Reinsurance—0.0%*
Korean Reinsurance Co.	5,900	54,245	(a)

Research & Consulting Services—0.1%
Experian PLC	52,056	902,437

Residential REITs—0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	35,533	50,092

Retail REITs—0.2%
Fast Retailing Company Ltd.	788	265,351
Haier Electronics Group Company Ltd.	33,386	53,288
Larsen & Toubro Ltd.	1,085	25,702
SABMiller PLC	1,064	50,874
		395,215

Semiconductors—0.6%
Samsung Electronics Company Ltd.	1,921	2,257,329
Taiwan Semiconductor Manufacturing Company Ltd.	738,876	2,736,487
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,781	124,228
		5,118,044

Soft Drinks—0.0%*
Coca-Cola Icecek AS	4,023	115,720

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	9,176	133,876
LIC Housing Finance Ltd.	19,260	82,453
		216,329

Tires & Rubber—0.3%
Bridgestone Corp.	70,404	2,395,586

Tobacco—0.0%*
ITC Ltd.	24,705	134,178

Wireless Telecommunication Services—0.8%
America Movil SAB de C.V. ADR	5,878	127,846
MegaFon OAO GDR ††	4,323	135,094	(a,b)
MegaFon OAO GDR ††	940	29,375	(a)
MTN Group Ltd.	8,358	154,915
Softbank Corp.	60,399	3,520,514
Vodafone Group PLC	737,412	2,100,977
		6,068,721
Total Common Stock
(Cost $139,880,827)		156,985,056

Preferred Stock—0.3%

Automobile Manufacturers—0.2%
Volkswagen AG	9,356	1,891,704

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.	14,912	194,211

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,730	78,001

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	22,981	168,322

Steel—0.1%
Vale S.A.	15,312	187,498

Total Preferred Stock
(Cost $2,665,794)		2,519,736

Total Foreign Equity
(Cost $142,546,621)		159,504,792

		Principal Amount	Fair Value
Bonds and Notes—29.6%
U.S. Treasuries—3.9%
U.S. Treasury Bonds
2.88%	05/15/43	5,123,300	$4,534,121
3.13%	02/15/43	4,983,000	4,651,322	(h)
4.50%	02/15/36	8,416,800	10,022,566	(h)
U.S. Treasury Notes
0.34%	05/31/15	7,163,700	7,151,106	(d,h)
1.34%	04/30/18	3,909,700	3,778,358	(d,h)
1.36%	05/31/18	603,700	593,324	(d)
2.00%	02/15/23	103,000	99,129
			30,829,926

Agency Mortgage Backed—9.1%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	1,299,000	1,262,338	(h)
4.50%	06/01/33 - 02/01/35	11,675	12,324	(h)
5.00%	07/01/35 - 06/01/41	1,014,570	1,123,923	(h)
5.50%	05/01/20 - 04/01/39	290,107	316,759	(h)
6.00%	04/01/17 - 11/01/37	385,078	425,242	(h)
6.50%	06/01/29	1,006	1,154	(h)
7.00%	10/01/16 - 08/01/36	180,002	206,507	(h)
7.50%	09/01/33	469	507	(h)
8.00%	04/01/30 - 11/01/30	1,314	1,522	(h)
9.00%	04/01/16 - 06/01/21	482	525	(h)
5.50%	TBA	305,000	328,113	(c)
Federal National Mortgage Assoc.
2.35%	04/01/37	774	807	(i)
3.00%	01/01/43 - 06/01/43	10,412,081	10,187,719	(h)
3.50%	11/01/42 - 06/01/43	6,776,505	6,895,785
4.00%	05/01/19 - 12/01/41	2,417,845	2,521,824	(h)
4.50%	05/01/18 - 04/01/41	7,766,548	8,226,118	(h)
5.00%	07/01/20 - 06/01/41	1,665,001	1,847,807	(h)
5.50%	03/01/14 - 01/01/39	2,455,431	2,683,283	(h)
6.00%	07/01/14 - 08/01/35	1,200,057	1,336,159	(h)
6.50%	01/01/15 - 08/01/34	188,304	209,860	(h)
7.00%	10/01/16 - 12/01/33	48,781	55,503	(h)
7.50%	09/01/13 - 03/01/34	9,236	10,309	(h)
8.00%	07/01/15 - 01/01/33	1,410	1,609	(h)
9.00%	12/01/17 - 12/01/22	1,776	1,982	(h)
3.50%	TBA	300,000	312,469	(c)
4.00%	TBA	2,955,000	3,071,930	(c)
4.50%	TBA	6,266,000	6,635,754	(c)
5.00%	TBA	4,258,000	4,580,421	(c)
6.00%	TBA	7,350,000	7,993,125	(c)
6.50%	TBA	568,000	630,103	(c)

Government National Mortgage Assoc.
4.00%	01/20/41	1,778,504	1,876,996
4.50%	08/15/33 - 03/20/41	1,865,660	2,009,606	(h)
5.00%	08/15/33	20,480	22,104	(h)
6.00%	04/15/30 - 09/15/36	80,325	90,570	(h)
6.50%	02/15/24 - 06/15/36	22,675	25,138	(h)
7.00%	04/15/28 - 10/15/36	16,582	18,885	(h)
8.00%	06/15/30	36	37	(h)
8.50%	10/15/17	5,780	6,146	(h)
9.00%	11/15/16 - 12/15/21	8,454	9,175	(h)
3.00%	TBA	1,865,000	1,843,727	(c)
3.50%	TBA	2,468,000	2,531,913	(c)
4.00%	TBA	1,685,000	1,766,091	(c)
5.00%	TBA	925,000	997,555	(c)
			72,079,424

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.14%	11/01/18	202	202	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	115,725	1,060	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	3,301,028	421,852	(g,o)
4.50%	03/15/18	6,086	278	(g,h,o)
5.00%	10/15/18 - 02/15/38	44,474	2,644	(g,h,o)
5.50%	06/15/33	8,355	1,259	(g,h,o)
6.41%	08/15/25	494,726	61,848	(g,i)
7.50%	07/15/27	2,583	518	(g,h,o)
8.00%	04/15/20	83	91	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	239	215	(d,f,h)
8.00%	02/01/23 - 07/01/24	950	166	(g,h,o)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	339	333	(d,f,h)
1.23%	12/25/42	46,360	1,579	(g,h,i)
3.50%	08/25/42 - 09/25/42	2,308,395	335,853	(g,o)
4.00%	03/25/43	1,533,391	210,032	(g,o)
5.00%	08/25/17 - 09/25/40	831,973	84,908	(g,h,o)
5.81%	07/25/38	189,043	23,031	(g,i)
5.86%	11/25/40	2,403,710	463,039	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	137,031	17,206	(g,o)
5.00%	03/25/38 - 05/25/38	83,516	9,521	(g,o)
5.50%	12/01/33	15,079	2,260	(g,h,o)
6.00%	01/01/35	71,170	11,871	(g,o)
7.50%	11/01/23	6,196	1,068	(g,h,o)
8.00%	08/01/23 - 07/01/24	1,940	358	(g,h,o)
8.50%	03/01/17 - 07/25/22	595	82	(g,h,o)
9.00%	05/25/22	322	41	(g,h,o)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,362,844	136,297	(g,o)
5.00%	12/20/35 - 09/20/38	799,775	67,417	(g,o)
5.96%	05/20/40	768,744	127,269	(g,i)
5.98%	05/20/40	1,353,375	224,968	(g,i)
6.41%	12/20/39	1,228,839	196,702	(g,i)
			2,403,968

Asset Backed—0.2%
Ford Credit Auto Lease Trust
1.28%	06/15/16	100,000	98,681
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	604,742	(b,h)
5.02%	02/25/15	750,000	762,956	(b,h)
			1,466,379

Corporate Notes—13.6%
AAR Corp.
7.25%	01/15/22	270,000	289,575	(b)
ABB Finance USA Inc.
1.63%	05/08/17	266,000	264,249	(h)
AbbVie Inc.
1.20%	11/06/15	351,000	351,386	(b)
1.75%	11/06/17	234,000	229,254	(b)
2.00%	11/06/18	366,000	354,883	(b)
2.90%	11/06/22	386,000	360,964	(b)
AES Corp.
4.88%	05/15/23	222,000	207,015
8.00%	10/15/17	157,000	176,625	(h)
AES Panama S.A.
6.35%	12/21/16	148,000	159,840	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	227,000	247,674
Agrium Inc.
3.50%	06/01/23	292,000	280,879
4.90%	06/01/43	438,000	413,903
Alliance One International Inc.
10.00%	07/15/16	324,000	331,290
Altria Group Inc.
2.95%	05/02/23	141,000	130,601
4.50%	05/02/43	141,000	125,392
Amazon.com Inc.
1.20%	11/29/17	234,000	226,309
2.50%	11/29/22	309,000	280,498
America Movil SAB de C.V.
2.38%	09/08/16	1,055,000	1,068,936	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	190,039
7.75%	11/15/19	55,000	60,500
American Express Co.
1.55%	05/22/18	438,000	425,220

American Honda Finance Corp.
1.60%	02/16/18	266,000	261,526	(b)
American International Group Inc.
4.88%	06/01/22	302,000	321,909
American Tower Corp. (REIT)
3.50%	01/31/23	133,000	121,785
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	412,724	(b)
Amgen Inc.
5.38%	05/15/43	263,000	272,012	(h)
5.65%	06/15/42	183,000	195,239
Amkor Technology Inc.
6.38%	10/01/22	112,000	109,760	(b)
Amsted Industries Inc.
8.13%	03/15/18	96,000	101,280	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	285,000	319,763
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	483,000	453,162
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	234,000	218,462
5.38%	11/15/14	157,000	166,648	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	132,180
Arizona Public Service Co.
6.25%	08/01/16	33,000	37,864	(h)
Ascension Health Inc.
4.85%	11/15/53	235,000	235,000
Ashland Inc.
3.00%	03/15/16	266,000	267,330	(b)
3.88%	04/15/18	253,000	250,470	(b)
AT&T Inc.
0.84%	02/13/15	236,000	236,123	(d,h)
2.95%	05/15/16	336,000	351,119	(h)
4.35%	06/15/45	738,000	642,081
Atlas Pipeline Finance Corp.
4.75%	11/15/21	108,000	97,200	(b)
Autodesk Inc.
1.95%	12/15/17	264,000	257,564
Ball Corp.
4.00%	11/15/23	270,000	249,750
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	150,000	(b)
Banco del Estado de Chile
2.00%	11/09/17	150,000	142,962	(b)
2.00%	11/09/17	250,000	238,269
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	198,640	(b)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	200,000	202,500	(b)

Banco Mercantil del Norte S.A.
6.86%	10/13/21	100,000	103,740	(b,i)
Bank of America Corp.
2.00%	01/11/18	435,000	421,347
3.30%	01/11/23	603,000	569,924
3.88%	03/22/17	281,000	294,301
5.75%	12/01/17	355,000	394,538	(h)
Barclays Bank PLC
2.25%	05/10/17	815,000	836,108	(b,h)
Barrick Gold Corp.
2.50%	05/01/18	282,000	253,062	(b)
4.10%	05/01/23	289,000	241,447	(b)
Baxter International Inc.
1.85%	06/15/18	244,000	242,024
3.20%	06/15/23	575,000	564,005
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	236,000	228,323	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	272,000	266,496
4.50%	02/11/43	272,000	258,460
Bombardier Inc.
4.25%	01/15/16	304,000	310,840	(b)
5.75%	03/15/22	27,000	26,798	(b)
7.75%	03/15/20	294,000	326,340	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	424,000	408,690
2.25%	11/01/16	94,000	96,260	(h)
2.50%	11/06/22	615,000	560,424
2.75%	05/10/23	283,000	261,667
Brocade Communications Systems Inc.
4.63%	01/15/23	939,000	882,660	(b)
Caixa Economica Federal
2.38%	11/06/17	500,000	461,250
Cardinal Health Inc.
3.20%	03/15/23	197,000	183,844
Cargill Inc.
6.00%	11/27/17	91,000	105,912	(b,h)
Carnival Corp.
1.20%	02/05/16	273,000	271,035
Case New Holland Inc.
7.88%	12/01/17	127,000	143,828	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	164,000	159,827
Caterpillar Inc.
1.50%	06/26/17	281,000	278,175
Catholic Health Initiatives
2.95%	11/01/22	128,000	119,624
4.35%	11/01/42	82,000	74,675
CCO Holdings LLC
8.13%	04/30/20	181,000	197,743

Cedar Fair LP
5.25%	03/15/21	107,000	102,720	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	178,726	(b)
Cequel Capital Corp.
5.13%	12/15/21	278,000	261,320	(b)
CF Industries Inc.
4.95%	06/01/43	175,000	166,174
Chesapeake Energy Corp.
3.25%	03/15/16	276,000	274,620
Cigna Corp.
2.75%	11/15/16	233,000	241,790
4.00%	02/15/22	636,000	652,932
5.38%	02/15/42	145,000	154,590
Cincinnati Bell Inc.
8.25%	10/15/17	19,000	19,808
Citigroup Inc.
1.25%	01/15/16	258,000	254,916
1.75%	05/01/18	582,000	556,544
3.50%	05/15/23	339,000	304,467
5.00%	09/15/14	412,000	428,162	(h)
6.13%	08/25/36	158,000	154,696	(h)
CityCenter Holdings LLC
7.63%	01/15/16	507,000	534,885	(h)
Cliffs Natural Resources Inc.
4.88%	04/01/21	295,000	267,360
CNA Financial Corp.
5.88%	08/15/20	206,000	233,136	(h)
CNH Capital LLC
3.88%	11/01/15	157,000	157,785
CNOOC Finance 2013 Ltd.
1.75%	05/09/18	200,000	191,303
3.00%	05/09/23	200,000	180,671
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	205,589	(b,h)
Cogeco Cable Inc.
4.88%	05/01/20	270,000	262,575	(b)
Comcast Corp.
4.25%	01/15/33	129,000	123,428
4.50%	01/15/43	223,000	212,932
Commonwealth Bank of Australia
1.07%	01/13/17	354,000	351,168	(b,d,h)
ConAgra Foods Inc.
1.90%	01/25/18	266,000	261,500	(h)
Concho Resources Inc.
5.50%	04/01/23	167,000	164,495	(h)
Constellation Brands Inc.
3.75%	05/01/21	108,000	101,115	(h)
7.25%	09/01/16	269,000	305,651	(h)

Corp Andina de Fomento
4.38%	06/15/22	233,000	237,261	(h)
Corp Lindley S.A.
4.63%	04/12/23	101,000	97,970	(b)
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	195,072	(b,h)
4.25%	07/17/42	139,000	115,217	(b,h)
5.63%	09/21/35	30,000	30,564	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	411,000	379,344	(b)
COX Communications Inc.
2.95%	06/30/23	352,000	320,184	(b)
3.25%	12/15/22	108,000	101,609	(b)
4.70%	12/15/42	59,000	52,333	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	263,327	(b)
Crown Castle Towers LLC
6.11%	01/15/20	49,000	56,226	(b,h)
CST Brands Inc.
5.00%	05/01/23	270,000	263,250	(b)
Daimler Finance North America LLC
1.88%	01/11/18	256,000	249,813	(b)
DaVita Healthcare Partners Inc.
5.75%	08/15/22	87,000	86,783
6.38%	11/01/18	212,000	221,275	(h)
DCP Midstream Operating LP
2.50%	12/01/17	186,000	183,601
3.88%	03/15/23	421,000	394,850
DDR Corp. (REIT)
4.63%	07/15/22	303,000	306,208
Delphi Corp.
5.00%	02/15/23	106,000	108,915
Denbury Resources Inc.
4.63%	07/15/23	542,000	499,995
6.38%	08/15/21	190,000	199,500
8.25%	02/15/20	91,000	98,280	(h)
DENTSPLY International Inc.
2.75%	08/15/16	216,000	221,764	(h)
4.13%	08/15/21	222,000	225,383	(h)
Deutsche Bank AG
4.30%	05/24/28	784,000	723,899	(h,i)
Diageo Capital PLC
1.13%	04/29/18	282,000	270,928	(h)
1.50%	05/11/17	328,000	325,042	(h)
2.63%	04/29/23	226,000	210,245
Diageo Investment Corp.
2.88%	05/11/22	346,000	334,049
DigitalGlobe Inc.
5.25%	02/01/21	261,000	250,560	(b)

DIRECTV Financing company Inc.
3.80%	03/15/22	365,000	350,615
DIRECTV Holdings LLC
5.15%	03/15/42	258,000	230,155
Discovery Communications LLC
3.25%	04/01/23	140,000	131,283
4.88%	04/01/43	70,000	64,708
4.95%	05/15/42	84,000	78,649
Dominion Resources Inc.
1.95%	08/15/16	668,000	681,334
DPL Inc.
7.25%	10/15/21	84,000	86,940
DR Horton Inc.
4.38%	09/15/22	327,000	310,650
Duke Energy Corp.
1.63%	08/15/17	232,000	227,740
3.05%	08/15/22	511,000	486,313
Eagle Spinco Inc.
4.63%	02/15/21	115,000	110,400	(b)
Eastman Chemical Co.
2.40%	06/01/17	848,000	849,483
eBay Inc.
1.35%	07/15/17	162,000	159,222
2.60%	07/15/22	191,000	177,950
4.00%	07/15/42	139,000	117,881
Ecopetrol S.A.
7.63%	07/23/19	88,000	104,060	(h)
EMC Corp.
1.88%	06/01/18	302,000	298,528
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	42,000	43,470	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	100,000	97,568	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	159,000	173,708	(h)
Energy Transfer Partners LP
3.60%	02/01/23	675,000	631,725
6.50%	02/01/42	217,000	231,414	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	170,000	150,902
Equinix Inc.
4.88%	04/01/20	62,000	60,760
5.38%	04/01/23	62,000	60,760
Erickson Air-Crane Inc.
8.25%	05/01/20	270,000	262,575	(b)
European Investment Bank
0.41%	12/15/14	860,000	865,831	(d,h)
4.88%	01/17/17	535,000	602,892	(h)

Exelon Corp.
4.90%	06/15/15	334,000	357,463	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	300,000	311,625	(b,h)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200,000	200,167
Express Scripts Holding Co.
2.65%	02/15/17	367,000	373,699
3.13%	05/15/16	861,000	895,316	(h)
Flextronics International Ltd.
4.63%	02/15/20	106,000	102,820	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	123,400
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	115,000	116,150	(b)
Fomento Economico Mexicano SAB de C.V.
2.88%	05/10/23	150,000	135,813
4.38%	05/10/43	150,000	130,577
Ford Motor Co.
4.75%	01/15/43	109,000	95,875
Ford Motor Credit Company LLC
1.70%	05/09/16	424,000	417,082
3.00%	06/12/17	410,000	410,864
Forest Oil Corp.
7.25%	06/15/19	212,000	199,280
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	399,000	379,479	(b)
5.45%	03/15/43	350,000	308,649	(b)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	105,000	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	230,498	(h)
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	200,000	180,000	(b)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	133,000	143,906	(b)
General Motors Financial Company Inc.
2.75%	05/15/16	270,000	265,613	(b)
Genworth Financial Inc.
7.70%	06/15/20	122,000	139,762
Glencore Funding LLC
2.50%	01/15/19	423,000	382,692	(b)
4.13%	05/30/23	146,000	130,215	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	102,000	(b,h,j)
Goldman Sachs Capital I
6.35%	02/15/34	124,000	119,146
Great Plains Energy Inc.
4.85%	06/01/21	251,000	266,594

GTL Trade Finance Inc.
7.25%	10/20/17	239,000	258,120
GXS Worldwide Inc.
9.75%	06/15/15	188,000	191,525
Hanesbrands Inc.
6.38%	12/15/20	224,000	238,840	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	173,000	205,637
Hawk Acquisition Sub Inc.
4.25%	10/15/20	277,000	264,881	(b)
HCA Inc.
6.50%	02/15/20	375,000	405,703	(h)
Heineken N.V.
1.40%	10/01/17	534,000	518,835	(b)
Hexion US Finance Corp.
6.63%	04/15/20	311,000	310,223	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	352,000	322,836
Hughes Satellite Systems Corp.
6.50%	06/15/19	216,000	228,960	(h)
Huntsman International LLC
4.88%	11/15/20	275,000	271,563
Hyundai Capital America
1.63%	10/02/15	233,000	232,246	(b,h)
2.13%	10/02/17	118,000	114,080	(b,h)
iGATE Corp.
9.00%	05/01/16	265,000	275,600	(h)
Imperial Tobacco Finance PLC
2.05%	02/11/18	281,000	276,218	(b,h)
3.50%	02/11/23	174,000	163,588	(b,h)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	300,000	304,500	(i)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	157,000	154,877	(b)
4.25%	06/15/23	220,000	218,618	(b)
5.75%	06/15/43	126,000	128,045	(b)
Ingles Markets Inc.
5.75%	06/15/23	558,000	551,025	(b)
Instituto Costarricense de Electricidad
6.38%	05/15/43	36,000	32,625	(b)
Intel Corp.
1.35%	12/15/17	235,000	229,976
Invesco Finance PLC
3.13%	11/30/22	391,000	364,728	(h)
Jaguar Land Rover Automotive PLC
5.63%	02/01/23	170,000	164,900	(b)
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	87,150	(b)
Jefferies Group Inc.
5.13%	01/20/23	108,000	107,167
6.50%	01/20/43	90,000	86,168	(h)

John Deere Capital Corp.
3.15%	10/15/21	195,000	193,053	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	551,000	523,068	(h)
3.38%	05/01/23	282,000	262,587	(h)
5.15%	12/31/49	281,000	267,653	(i)
KazAgro National Management Holding JSC
4.63%	05/24/23	200,000	184,000	(b)
KFW
2.00%	10/04/22	582,000	546,187	(h)
4.50%	07/16/18	446,000	506,522	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	195,000	182,745
5.00%	08/15/42	66,000	62,263
Kinross Gold Corp.
6.88%	09/01/41	157,000	148,214
Korea National Oil Corp.
2.88%	11/09/15	289,000	295,495	(b,h)
3.13%	04/03/17	244,000	245,389	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	156,000	157,663	(h)
2.25%	06/05/17	496,000	499,480	(h)
5.00%	06/04/42	209,000	211,653	(h)
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	467,000	499,690	(h)
Lear Corp.
4.75%	01/15/23	261,000	247,950	(b)
LeasePlan Corp N.V.
2.50%	05/16/18	453,000	436,561	(b)
Levi Strauss & Co.
7.63%	05/15/20	177,000	191,160	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	303,395	(b)
6.50%	05/01/42	162,000	173,328	(b,h)
Linn Energy LLC
6.25%	11/01/19	296,000	281,940	(b)
8.63%	04/15/20	175,000	183,750	(h)
LyondellBasell Industries N.V.
6.00%	11/15/21	214,000	240,473
Majapahit Holding BV
7.25%	06/28/17	250,000	275,625	(b)
7.75%	10/17/16	250,000	276,875	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	93,619
Merck & Company Inc.
1.30%	05/18/18	204,000	197,836
2.80%	05/18/23	438,000	414,399
4.15%	05/18/43	175,000	166,724
MetroPCS Wireless Inc.
6.25%	04/01/21	162,000	164,835	(b)

Microsoft Corp.
2.38%	05/01/23	563,000	521,007
MidAmerican Energy Holdings Co.
6.13%	04/01/36	789,000	895,093	(h)
Morgan Stanley
2.13%	04/25/18	155,000	148,340
3.75%	02/25/23	53,000	50,683
4.75%	03/22/17	172,000	182,433
4.88%	11/01/22	350,000	345,765
5.55%	04/27/17	584,000	631,761
Murphy Oil Corp.
3.70%	12/01/22	197,000	182,743
Mylan Inc.
2.60%	06/24/18	1,221,000	1,203,435	(b)
7.88%	07/15/20	71,000	81,930	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	142,006	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	380,000	356,477
Nationwide Financial Services Inc.
5.38%	03/25/21	288,000	313,519	(b)
NCL Corp Ltd.
5.00%	02/15/18	150,000	147,000	(b)
Newfield Exploration Co.
5.63%	07/01/24	206,000	199,820	(h)
5.75%	01/30/22	210,000	207,900	(h)
News America Inc.
6.65%	11/15/37	160,000	184,119	(h)
Nexen Inc.
6.40%	05/15/37	313,000	340,195	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	469,653	(h)
Nisource Finance Corp.
3.85%	02/15/23	263,000	255,197	(h)
4.80%	02/15/44	141,000	127,675	(h)
Noble Holding International Ltd.
5.25%	03/15/42	314,000	281,245	(h)
Nomura Holdings Inc.
2.00%	09/13/16	336,000	332,251	(h)
Nordea Bank AB
1.63%	05/15/18	453,000	438,056	(b,h)
Northeast Utilities
1.45%	05/01/18	292,000	283,424	(h)
Northrop Grumman Corp.
1.75%	06/01/18	438,000	424,829	(h)
4.75%	06/01/43	146,000	139,553	(h)
Novartis Capital Corp.
2.40%	09/21/22	280,000	263,131	(h)
NYSE Euronext
2.00%	10/05/17	351,000	349,111

Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	95,000	95,950	(b,h)
Oglethorpe Power Corp.
5.38%	11/01/40	44,000	45,856
Omnicom Group Inc.
3.63%	05/01/22	323,000	311,527	(h)
Oracle Corp.
1.20%	10/15/17	383,000	371,978	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	200,000	233,185	(h)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	400,000	378,000	(b,h)
PacifiCorp
6.25%	10/15/37	3,000	3,651
Peabody Energy Corp.
6.25%	11/15/21	126,000	121,590
Petrobras Global Finance BV
3.00%	01/15/19	292,000	271,235
4.38%	05/20/23	285,000	261,442
Petrobras International Finance Co.
3.50%	02/06/17	393,000	391,250	(h)
3.88%	01/27/16	103,000	105,969	(h)
Petroleos Mexicanos
3.50%	01/30/23	311,000	286,897	(b)
5.50%	01/21/21 - 06/27/44	162,000	164,775
6.50%	06/02/41	42,000	43,365
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	187,500	196,875
Pfizer Inc.
3.00%	06/15/23	292,000	283,207
Philip Morris International Inc.
2.50%	05/16/16	251,000	260,721	(h)
4.13%	03/04/43	140,000	124,375
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	135,706
PNC Bank NA
2.95%	01/30/23	519,000	478,798	(h)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	121,000	(b)
Prudential Financial Inc.
5.20%	03/15/44	145,000	137,025	(i)
5.63%	05/12/41	122,000	126,694
5.63%	06/15/43	226,000	221,480	(i)
Public Service Electric & Gas Co.
2.38%	05/15/23	424,000	392,608
QBE Insurance Group Ltd.
2.40%	05/01/18	211,000	206,852	(b)
Range Resources Corp.
5.75%	06/01/21	212,000	218,360	(h)

Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	266,000	273,315
Revlon Consumer Products Corp.
5.75%	02/15/21	632,000	616,200	(b)
Rockies Express Pipeline LLC
3.90%	04/15/15	217,000	214,830	(b)
Roper Industries Inc.
2.05%	10/01/18	439,000	430,566
Rowan Companies Inc.
5.40%	12/01/42	157,000	142,308
Royal Bank of Canada
1.20%	09/19/18	773,000	754,185
Royal Bank of Scotland Group PLC
6.40%	10/21/19	367,000	407,771
RSI Home Products Inc.
6.88%	03/01/18	267,000	273,007	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	275,000	308,000	(b)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	200,000	212,000
Sabine Pass Liquefaction LLC
5.63%	02/01/21	885,000	858,450	(b)
Sanofi
1.25%	04/10/18	284,000	275,079
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	200,000	206,900	(b)
SCF Capital Ltd.
5.38%	10/27/17	200,000	194,000	(b)
Schlumberger Investment S.A.
2.40%	08/01/22	349,000	323,794	(b)
Seagate HDD Cayman
4.75%	06/01/23	222,000	207,015	(b)
7.00%	11/01/21	27,000	28,890
Sealed Air Corp.
5.25%	04/01/23	118,000	114,755	(b)
Service Corporation International
4.50%	11/15/20	317,000	304,320
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	197,181	(b,h)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	366,000	329,183	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	246,000	247,323	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	388,000	(b)
Standard Chartered PLC
3.95%	01/11/23	253,000	235,352	(b)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	200,000	191,687	(b)
3.13%	05/22/23	200,000	185,383	(b)
4.38%	05/22/43	292,000	262,286	(b)

State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	400,000	411,000
SunTrust Bank
2.75%	05/01/23	423,000	389,199
Talisman Energy Inc.
6.25%	02/01/38	253,000	271,718
Targa Resources Partners Finance Corp.
4.25%	11/15/23	162,000	144,585	(b)
Teck Resources Ltd.
5.40%	02/01/43	211,000	184,718
Telefonica Emisiones SAU
3.19%	04/27/18	275,000	266,367
4.57%	04/27/23	197,000	188,588
Texas Instruments Inc.
2.25%	05/01/23	425,000	381,855
Textron Inc.
6.20%	03/15/15	212,000	228,202	(h)
The Allstate Corp.
3.15%	06/15/23	151,000	146,610
4.50%	06/15/43	106,000	104,501
The Bank of New York Mellon Corp.
4.50%	12/31/49	448,000	421,120	(i)
The Coca-Cola Co.
3.30%	09/01/21	76,000	77,703	(h)
The Gap Inc.
5.95%	04/12/21	171,000	189,131
The Goldman Sachs Group Inc.
1.60%	11/23/15	155,000	155,354
2.38%	01/22/18	324,000	318,114
3.63%	01/22/23	413,000	395,147
6.75%	10/01/37	256,000	262,237
The Hertz Corp.
4.25%	04/01/18	187,000	182,325	(b)
The Korea Development Bank
3.25%	03/09/16	348,000	358,822	(h)
The McClatchy Co.
9.00%	12/15/22	266,000	279,300	(b)
The Potomac Edison Co.
5.35%	11/15/14	15,000	15,906	(h)
The Williams Companies Inc.
3.70%	01/15/23	509,000	472,903
Time Warner Cable Inc.
4.50%	09/15/42	172,000	133,383
TJX Companies Inc.
2.50%	05/15/23	282,000	261,357
Tops Holding Corp.
8.88%	12/15/17	893,000	966,673	(b)
Total Capital Canada Ltd.
1.45%	01/15/18	258,000	252,004

Total Capital International S.A.
1.55%	06/28/17	683,000	676,911	(h)
TransAlta Corp.
4.50%	11/15/22	234,000	223,161
Transnet SOC Ltd.
4.50%	02/10/16	213,000	218,325	(b)
Transocean Inc.
3.80%	10/15/22	114,000	108,591
6.50%	11/15/20	70,000	78,793
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	84,000	74,340	(b)
Turlock Corp.
1.50%	11/02/17	352,000	341,692	(b)
2.75%	11/02/22	711,000	665,154	(b)
U.S. Bancorp
3.44%	02/01/16	411,000	430,846
Unit Corp.
6.63%	05/15/21	259,000	264,180
United Parcel Service Inc.
2.45%	10/01/22	233,000	219,674
United Rentals North America Inc.
5.75%	07/15/18	268,000	281,400
UnitedHealth Group Inc.
2.88%	03/15/23	493,000	463,229
Vail Resorts Inc.
6.50%	05/01/19	333,000	348,817
Vale Overseas Ltd.
4.38%	01/11/22	235,000	223,211
6.25%	01/11/16	156,000	172,048
Valeant Pharmaceuticals International
6.38%	10/15/20	162,000	160,177	(b)
Ventas Realty LP (REIT)
2.70%	04/01/20	282,000	266,643
Verizon Communications Inc.
2.45%	11/01/22	82,000	74,349
3.85%	11/01/42	82,000	68,039
Viacom Inc.
2.50%	12/15/16	317,000	327,031	(h)
Viasystems Inc.
7.88%	05/01/19	260,000	274,300	(b)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	401,000	373,852
Weatherford International Ltd.
4.50%	04/15/22	282,000	278,796
5.95%	04/15/42	184,000	173,911
6.75%	09/15/40	68,000	70,351
Wells Fargo & Co.
3.45%	02/13/23	470,000	448,866
Windstream Corp.
6.38%	08/01/23	259,000	242,165

Woodside Finance Ltd.
4.50%	11/10/14	354,000	369,418	(b,h)
WPX Energy Inc.
5.25%	01/15/17	266,000	272,650
Wynn Las Vegas LLC
4.25%	05/30/23	172,000	159,100	(b)
5.38%	03/15/22	155,000	156,550
Xstrata Finance Canada Ltd.
2.70%	10/25/17	283,000	274,448	(b)
5.80%	11/15/16	175,935	191,920	(b,h)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	700,000	701,750	(b)
Zoetis Inc.
1.15%	02/01/16	136,000	135,538	(b)
1.88%	02/01/18	136,000	133,137	(b)
3.25%	02/01/23	238,000	226,128	(b)
			107,403,008

Non-Agency Collateralized Mortgage Obligations—1.8%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	50,000	54,866
5.68%	07/10/46	120,000	132,891
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	550,000	575,050	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	140,000	158,052	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	640,000	733,365	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	240,000	258,738	(i)
5.40%	11/10/42	260,000	273,345	(i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	234,740	247,301	(h,i)
5.77%	04/12/38	230,000	249,178	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	140,000	149,768	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	325,000	362,085	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	290,000	321,000	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	120,000	111,681	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	137,518	(h,i)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	350,000	379,190
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	140,000	148,226
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	840,000	889,267	(h)

Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	19,423	280	(i)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	3,360	—	** (i)
GS Mortgage Securities Corp. II
2.79%	11/08/29	140,000	139,717	(b,i)
3.00%	08/10/44	240,000	249,969	(h)
3.55%	04/10/34	150,000	147,690	(b,h)
5.47%	08/10/44	120,000	128,424	(b,i)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	500,000	542,457
JP Morgan Chase Commercial Mortgage Securities Corp.
2.10%	12/15/47	1,106,349	124,111	(i)
4.27%	06/15/45	195,000	196,706
5.04%	03/15/46	145,000	152,040	(h,i)
5.44%	05/15/45 - 06/12/47	360,000	397,680	(h)
5.53%	01/15/46	155,000	139,740	(d)
5.79%	02/12/51	685,000	779,614	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	530,000	593,121	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	88,700
4.09%	07/15/45	145,000	114,468
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	280,000	309,493	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	130,000	138,219	(h)
5.16%	02/15/31	210,000	226,835	(h)
6.06%	06/15/38	120,000	133,188	(i)
22.77%	12/15/39	194,910	1,654	(b,d,h,i)
Merrill Lynch
5.49%	07/12/46	120,000	112,133	(i)
Merrill Lynch Mortgage Trust 2006-C2
5.78%	08/12/43	450,000	485,154	(h,i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	374,307	(i)
Morgan Stanley Bank of America Merrill Lynch Trust
4.22%	07/15/46	290,000	290,540
4.31%	12/15/48	170,000	138,486	(b,i)
4.72%	07/15/46	145,000	139,698	(d)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	410,000	422,473	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	110,000	99,001	(i)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	80,000	86,447	(i)
5.27%	10/12/52	210,000	222,921	(i)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	415,000	461,990	(h,i)

Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	290,000	326,032	(i)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	110,000	124,694	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	126,445	(b,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	170,000	182,996	(h,i)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	490,000	530,369	(i)
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	330,000	360,246
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	60,000	58,043	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	64,519	1,011
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	130,000	128,203	(b,i)
			14,456,816

Sovereign Bonds—0.7%
Banco Nacional de Desenvolvimento Economico e Social
6.37%	06/16/18	186,000	201,810
Gabonese Republic
8.20%	12/12/17	200,000	225,000
Government of Chile
3.63%	10/30/42	593,000	489,225
Government of Colombia
2.63%	03/15/23	236,000	210,630
Government of Croatia
6.38%	03/24/21	200,000	209,250	(b)
Government of Dominican Republic
7.50%	05/06/21	100,000	107,750	(b)
Government of El Salvador
7.65%	06/15/35	192,000	187,680	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	181,000	(b)
Government of Hungary
4.13%	02/19/18	106,000	103,085
4.75%	02/03/15	32,000	32,400
6.25%	01/29/20	210,000	219,450
7.63%	03/29/41	8,000	8,352	(h)
Government of Indonesia
3.38%	04/15/23	161,000	144,497	(b,h)
Government of Mexico
4.75%	03/08/44	250,000	222,500	(h)
5.75%	10/12/49	44,000	40,150
Government of Panama
4.30%	04/29/53	84,000	67,410
6.70%	01/26/36	15,000	17,438

Government of Peru
6.55%	03/14/37	47,000	55,460	(h)
7.35%	07/21/25	100,000	128,000	(h)
Government of Philippines
4.00%	01/15/21	100,000	105,750
6.38%	01/15/32	100,000	118,000
Government of Poland
3.00%	03/17/23	39,000	35,197
5.00%	03/23/22	210,000	225,750
5.13%	04/21/21	46,000	50,025
6.38%	07/15/19	16,000	18,661
Government of Romania
4.38%	08/22/23	80,000	76,002	(b)
6.75%	02/07/22	88,000	98,107	(b)
Government of South Africa
6.25%	03/08/41	100,000	107,000	(h)
Government of Sri Lanka
6.25%	10/04/20	100,000	99,000	(b)
Government of Turkey
3.25%	03/23/23	473,000	412,693
6.88%	03/17/36	370,000	412,550	(h)
Government of Uruguay
6.88%	09/28/25	91,473	109,585
Republic of Belarus
8.75%	08/03/15	100,000	100,250
Republic of Latvia
2.75%	01/12/20	200,000	185,000
5.25%	02/22/17	400,000	432,500	(b,h)
Republic of Paraguay
4.63%	01/25/23	200,000	193,000
Republic of Serbia
5.25%	11/21/17	200,000	195,000	(b)
Russian Foreign Bond—Eurobond
7.50%	03/31/30	31,362	36,732
			5,861,889

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	95,000	101,152	(h)
Denver City & County School District No 1
4.24%	12/15/37	245,000	211,482	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	182,327	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	72,197	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	312,438
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	138,432	(h)
State of California
5.70%	11/01/21	175,000	199,973	(h)
			1,218,001

FNMA—0.0%*
Lehman TBA
5.50%	TBA	98,642	—	** (c,m,p)
Total Bonds and Notes
(Cost $240,468,265)			235,719,411

		Number of Shares	Fair Value
Exchange Traded Funds—2.4%
Financial Select Sector SPDR Fund		33,857	$659,873	(n)
Industrial Select Sector SPDR Fund		61,413	2,614,352	(n)
Vanguard MSCI Emerging Markets		412,662	16,003,032
Total Exchange Traded Funds
(Cost $19,677,172)			19,277,257
Total Investments in Securities
(Cost $641,507,452)			710,940,442

Short-Term Investments—14.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $111,006,470)			111,006,470	(d,k)
Total Investments
(Cost $752,513,922)			821,946,912
Liabilities in Excess of Other Assets, net—(4.2)%			(33,346,502)

NET ASSETS —100.0%			$788,600,410

Other Information:

The Fund had the following long future contract open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
EURO Stoxx 50 Index Futures	September 2013	2	$67,540	$(2,474)
FTSE 100 Index Futures	September 2013	2	186,903	444
S&P 500 Emini Index Futures	September 2013	71	5,677,515	(97,110)
S&P Midcap 400 Emini Index Futures	September 2013	219	25,358,010	(412,035)
Topix Index Futures	September 2013	2	227,714	9,502
2 Yr. U.S. Treasury Notes Futures	September 2013	41	9,020,000	(12,610)
5 Yr. U.S. Treasury Notes Futures	September 2013	207	25,056,703	(326,875)

				$(841,159)

The Fund had the following short future contract open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	82	$(12,079,625)	$417,204
10 Yr. U.S. Treasury Notes Futures	September 2013	207	(26,198,438)	366,904
30 Yr. U.S. Treasury Notes Futures	September 2013	48	(6,520,500)	(5,013)

				$779,095

				$(62,064)

The Fund was invested in the following countries at June 30, 2013:

Country	Percentage (based on Fair Value)
United States	75.74%
Japan	4.69%
United Kingdom	4.53%
France	2.12%
Germany	2.10%
Switzerland	1.66%
China	1.07%
Sweden	0.88%
Canada	0.75%
Netherlands	0.65%
Australia	0.53%
South Korea	0.52%
Brazil	0.47%
Hong Kong	0.47%
Taiwan	0.36%
Italy	0.32%
Mexico	0.32%
Russian Federation	0.29%
Supranational	0.25%
India	0.21%
Norway	0.19%
Chile	0.18%
Turkey	0.17%
Belgium	0.16%
Indonesia	0.14%
Kazakhstan	0.11%
South Africa	0.10%
Colombia	0.09%
Peru	0.08%
Malaysia	0.08%
Latvia	0.08%
Philippines	0.07%
Thailand	0.07%
Spain	0.06%
Azerbaijan	0.05%

Ireland	0.05%
Hungary	0.04%
Poland	0.04%
Angola	0.03%
Dominican Republic	0.03%
Panama	0.03%
Gabon	0.03%
Croatia	0.03%
Trinidad	0.02%
Serbia	0.02%
Paraguay	0.02%
El Salvador	0.02%
Guatemala	0.02%
Romania	0.02%
Uruguay	0.01%
Singapore	0.01%
Belarus	0.01%
Sri Lanka	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.62%	2.31%	3.93%
Pharmaceuticals	2.25%	1.68%	3.93%
Miscellaneous	2.35%	0.00%	2.35%
Communications Equipment	2.04%	0.26%	2.30%
Integrated Oil & Gas	1.38%	0.74%	2.12%
Internet Software & Services	0.94%	0.56%	1.50%
Oil & Gas Equipment & Services	1.11%	0.32%	1.43%
Systems Software	1.40%	0.00%	1.40%
Automobile Manufacturers	0.34%	0.92%	1.26%
Soft Drinks	1.22%	0.01%	1.23%
Aerospace & Defense	0.70%	0.47%	1.17%
Asset Management & Custody Banks	1.17%	0.00%	1.17%
Industrial Machinery	0.55%	0.59%	1.14%
Semiconductors	0.48%	0.62%	1.10%
Biotechnology	0.91%	0.17%	1.08%
Cable & Satellite	1.03%	0.00%	1.03%
Life & Health Insurance	0.22%	0.79%	1.01%
Computer Hardware	0.99%	0.00%	0.99%
Home Improvement Retail	0.84%	0.11%	0.95%
Packaged Foods & Meats	0.38%	0.53%	0.91%
Property & Casualty Insurance	0.50%	0.38%	0.88%
Healthcare Equipment	0.87%	0.00%	0.87%
Household Products	0.37%	0.50%	0.87%
Healthcare Services	0.61%	0.23%	0.84%
Data Processing & Outsourced Services	0.83%	0.00%	0.83%
Oil & Gas Exploration & Production	0.79%	0.03%	0.82%

Fertilizers & Agricultural Chemicals	0.41%	0.39%	0.80%
Multi-Line Insurance	0.41%	0.35%	0.76%
Wireless Telecommunication Services	0.00%	0.74%	0.74%
Specialized Finance	0.73%	0.00%	0.73%
Computer Storage & Peripherals	0.66%	0.00%	0.66%
Electrical Components & Equipment	0.30%	0.33%	0.63%
Construction & Farm Machinery	0.40%	0.23%	0.63%
Diversified REITs	0.00%	0.60%	0.60%
Application Software	0.27%	0.33%	0.60%
Industrial Gases	0.14%	0.42%	0.56%
Air Freight & Logistics	0.55%	0.00%	0.55%
Apparel, Accessories & Luxury Goods	0.00%	0.52%	0.52%
Advertising	0.33%	0.18%	0.51%
Managed Healthcare	0.48%	0.01%	0.49%
IT Consulting & Other Services	0.41%	0.06%	0.47%
Distillers & Vintners	0.00%	0.46%	0.46%
Specialized REITs	0.45%	0.00%	0.45%
Broadcasting	0.44%	0.00%	0.44%
Commodity Chemicals	0.43%	0.01%	0.44%
Railroads	0.42%	0.00%	0.42%
Healthcare Supplies	0.22%	0.19%	0.41%
Integrated Telecommunication Services	0.41%	0.00%	0.41%
Regional Banks	0.25%	0.15%	0.40%
Investment Banking & Brokerage	0.39%	0.00%	0.39%
Diversified Metals & Mining	0.00%	0.37%	0.37%
Movies & Entertainment	0.37%	0.00%	0.37%
Internet Retail	0.19%	0.17%	0.36%
Electric Utilities	0.29%	0.06%	0.35%
Consumer Finance	0.34%	0.00%	0.34%
Multi-Utilities	0.16%	0.16%	0.32%
Specialty Stores	0.31%	0.00%	0.31%
Tobacco	0.28%	0.02%	0.30%
Tires & Rubber	0.00%	0.29%	0.29%
Diversified Support Services	0.00%	0.28%	0.28%
Independent Power Producers & Energy Traders	0.25%	0.01%	0.26%
Casinos & Gaming	0.22%	0.04%	0.26%
Construction Materials	0.00%	0.24%	0.24%
Agricultural Products	0.21%	0.00%	0.21%
Research & Consulting Services	0.09%	0.11%	0.20%
Retail REITs	0.15%	0.05%	0.20%
Building Products	0.00%	0.19%	0.19%
Drug Retail	0.18%	0.01%	0.19%
Diversified Capital Markets	0.00%	0.19%	0.19%
Healthcare Distributors	0.17%	0.00%	0.17%
Construction & Engineering	0.00%	0.17%	0.17%
Auto Parts & Equipment	0.16%	0.00%	0.16%
Human Resource & Employment Services	0.00%	0.16%	0.16%
Brewers	0.00%	0.16%	0.16%
Automotive Retail	0.16%	0.00%	0.16%
Restaurants	0.15%	0.00%	0.15%

Department Stores	0.13%	0.01%	0.14%
Electronic Equipment & Instruments	0.00%	0.13%	0.13%
General Merchandise Stores	0.13%	0.00%	0.13%
Diversified Chemicals	0.11%	0.00%	0.11%
Distributors	0.11%	0.00%	0.11%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Airlines	0.00%	0.08%	0.08%
Water Utilities	0.08%	0.00%	0.08%
Semiconductor Equipment	0.06%	0.00%	0.06%
Coal & Consumable Fuels	0.00%	0.06%	0.06%
Food Retail	0.00%	0.06%	0.06%
Home Building	0.03%	0.00%	0.03%
Thrifts & Mortgage Finance	0.00%	0.02%	0.02%
Steel	0.00%	0.02%	0.02%
Gas Utilities	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Electronic Manufacturing Services	0.00%	0.01%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Apparel Retail	0.00%	0.01%	0.01%
Real Estate Operating Companies	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%

			57.81%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.07%
Agency Mortgage Backed	8.77%
U.S. Treasuries	3.75%
Non-Agency Collateralized Mortgage Obligations	1.76%
Sovereign Bonds	0.71%
Agency Collateralized Mortgage Obligations	0.29%
Asset Backed	0.18%
Municipal Bonds and Notes	0.15%

28.68%

Short Term Investments
Short-Term Investments	13.51%

13.51%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2013 (Unaudited)

Common Stock—95.4% †	Number of Shares	Fair Value
Aerospace & Defense—1.1%
Astronics Corp.	12,300	$502,701
Esterline Technologies Corp.	69,012	4,988,878	(a)
GenCorp Inc.	34,460	560,320	(a)
Moog Inc.	13,991	720,956	(a)
Teledyne Technologies Inc.	73,755	5,704,950	(a)
Triumph Group Inc.	4,460	353,009
		12,830,814

Agricultural Products—0.9%
Darling International Inc.	478,362	8,926,235	(a)
Fresh Del Monte Produce Inc.	37,766	1,052,917
		9,979,152

Air Freight & Logistics—0.4%
Hub Group Inc.	77,000	2,804,340	(a)
UTi Worldwide Inc.	125,000	2,058,750
		4,863,090

Airlines—0.0%*
Republic Airways Holdings Inc.	40,500	458,865	(a)

Apparel Retail—1.0%
Aeropostale Inc.	237,131	3,272,408	(a)
American Eagle Outfitters Inc.	101,550	1,854,303
Express Inc.	30,658	642,898	(a)
Jos A Bank Clothiers Inc.	13,905	574,554	(a)
The Buckle Inc.	94,680	4,925,254
		11,269,417

Apparel, Accessories & Luxury Goods—1.5%
Columbia Sportswear Co.	115,101	7,211,078
Iconix Brand Group Inc.	306,150	9,003,872	(a)
Oxford Industries Inc.	10,440	651,456
		16,866,406

Application Software—4.7%
ACI Worldwide Inc.	116,300	5,405,624	(a)
Advent Software Inc.	49,500	1,735,470	(a)
Aspen Technology Inc.	18,600	535,494	(a)
Blackbaud Inc.	205,005	6,677,013
Bottomline Technologies Inc.	201,000	5,083,290	(a)
Monotype Imaging Holdings Inc.	35,800	909,678
NICE Systems Ltd. ADR	99,500	3,670,555
Pegasystems Inc.	14,600	483,552
PROS Holdings Inc.	75,500	2,261,225	(a)
PTC Inc.	267,035	6,550,369	(a)

QLIK Technologies Inc.	126,000	3,562,020	(a)
RealPage Inc.	284,600	5,219,564	(a)
Seachange International Inc.	20,815	243,744	(a)
Solera Holdings Inc.	43,728	2,433,463
SS&C Technologies Holdings Inc.	230,925	7,597,433	(a)
Tyler Technologies Inc.	9,032	619,144	(a)
Verint Systems Inc.	14,700	521,409	(a)
		53,509,047

Asset Management & Custody Banks—0.7%
Affiliated Managers Group Inc.	45,550	7,467,467	(a)
Virtus Investment Partners Inc.	3,900	687,453	(a)
		8,154,920

Auto Parts & Equipment—0.4%
Dana Holding Corp.	67,101	1,292,365
Drew Industries Inc.	35,222	1,384,929
Modine Manufacturing Co.	68,537	745,682	(a)
Stoneridge Inc.	47,030	547,429	(a)
Tenneco Inc.	13,350	604,488	(a)
		4,574,893

Automobile Manufacturers—0.7%
Thor Industries Inc.	158,932	7,816,276
Winnebago Industries Inc.	24,522	514,717	(a)
		8,330,993

Automotive Retail—0.5%
America’s Car-Mart Inc.	14,582	630,526	(a)
CST Brands Inc.	164,231	5,059,957	(a)
		5,690,483

Biotechnology—1.3%
Alkermes PLC	15,300	438,804	(a)
Cepheid Inc.	115,500	3,975,510	(a)
Cubist Pharmaceuticals Inc.	68,212	3,294,639	(a)
Emergent Biosolutions Inc.	29,300	422,506	(a)
Genomic Health Inc.	100,000	3,171,000	(a)
Isis Pharmaceuticals Inc.	20,600	553,522	(a)
Ligand Pharmaceuticals Inc.	14,600	546,332	(a)
Myriad Genetics Inc.	18,700	502,469	(a)
PDL BioPharma Inc.	44,836	346,133
Pharmacyclics Inc.	5,800	460,926	(a)
Repligen Corp.	79,800	657,552	(a)
		14,369,393

Broadcasting—0.1%
Nexstar Broadcasting Group Inc.	23,900	847,494

Building Products—0.5%
AAON Inc.	23,640	782,011
AO Smith Corp.	14,800	536,944
Apogee Enterprises Inc.	27,437	658,488
Patrick Industries Inc.	34,700	721,413	(a)
PGT Inc.	137,600	1,192,992	(a)
Simpson Manufacturing Company Inc.	12,778	375,929
Universal Forest Products Inc.	35,838	1,430,653
		5,698,430

Casinos & Gaming—0.1%
WMS Industries Inc.	43,970	1,121,675	(a)

Commercial Printing—0.0%*
Deluxe Corp.	14,600	505,890

Commodity Chemicals—0.6%
Axiall Corp.	8,935	380,452
Koppers Holdings Inc.	154,375	5,894,037
		6,274,489

Communications Equipment—0.6%
ADTRAN Inc.	92,793	2,283,635
ARRIS Group Inc.	93,121	1,336,286	(a)
Ciena Corp.	28,200	547,644	(a)
InterDigital Inc.	10,700	477,755
NETGEAR Inc.	26,711	815,754	(a)
Plantronics Inc.	40,490	1,778,321
		7,239,395

Computer & Electronics Retail—0.1%
Conn’s Inc.	16,300	843,688	(a)

Computer Hardware—0.7%
Diebold Inc.	234,350	7,895,252

Computer Storage & Peripherals—0.1%
Datalink Corp.	79,159	842,252	(a)
Synaptics Inc.	14,100	543,696	(a)
		1,385,948

Construction & Engineering—2.3%
Argan Inc.	23,400	365,040
Chicago Bridge & Iron Company N.V.	147,375	8,792,392
Dycom Industries Inc.	22,100	511,394	(a)
Granite Construction Inc.	22,047	656,119
Primoris Services Corp.	109,077	2,150,998
Quanta Services Inc.	152,095	4,024,434	(a)
URS Corp.	193,875	9,154,777
		25,655,154

Construction & Farm Machinery—1.9%
Accuride Corp.	19,258	97,446	(a)
AGCO Corp.	183,350	9,202,337
Astec Industries Inc.	45,290	1,552,994
Greenbrier Companies Inc.	58,363	1,422,306	(a)
Lindsay Corp.	5,417	406,167
Trinity Industries Inc.	242,075	9,305,363
		21,986,613

Construction Materials—0.1%
Eagle Materials Inc.	7,984	529,099

Consumer Electronics—0.0%*
Zagg Inc.	62,000	331,700	(a)

Data Processing & Outsourced Services—2.4%
Broadridge Financial Solutions Inc.	304,200	8,085,636
Cardtronics Inc.	227,000	6,265,200	(a)
Global Cash Access Holdings Inc.	581,004	3,637,085	(a)
Jack Henry & Associates Inc.	75,500	3,558,315
MAXIMUS Inc.	8,200	610,736
WEX Inc.	71,000	5,445,700	(a)
		27,602,672

Distributors—1.0%
LKQ Corp.	445,360	11,468,020	(a)

Diversified Capital Markets—0.0%*
HFF Inc. REIT	27,824	494,432

Diversified Metals & Mining—0.4%
Compass Minerals International Inc.	54,565	4,612,380

Diversified REITs—0.2%
Cousins Properties Inc.	46,040	465,004
PS Business Parks Inc.	6,500	469,105
Washington Real Estate Investment Trust	42,458	1,142,545
		2,076,654
Diversified Support Services—0.8%
Healthcare Services Group Inc.	196,775	4,824,923
Ritchie Bros Auctioneers Inc.	151,000	2,902,220
UniFirst Corp.	13,755	1,255,144
		8,982,287

Education Services—0.4%
American Public Education Inc.	12,200	453,352	(a)
DeVry Inc.	10,849	336,536
Grand Canyon Education Inc.	20,600	663,938	(a)
K12 Inc.	76,000	1,996,520	(a)
Strayer Education Inc.	31,500	1,538,145
		4,988,491

Electric Utilities—0.7%
ALLETE Inc.	23,337	1,163,350
IDACORP Inc.	142,143	6,788,749
		7,952,099

Electrical Components & Equipment—1.0%
Audience Inc.	34,600	457,066	(a)
Brady Corp.	76,000	2,335,480
Encore Wire Corp.	18,265	622,836
EnerSys Inc.	20,013	981,438
II-VI Inc.	68,940	1,120,964	(a)
InvenSense Inc.	34,422	529,410	(a)
Littelfuse Inc.	19,873	1,482,724
Polypore International Inc.	59,430	2,395,029	(a)
Power-One Inc.	61,616	389,413	(a)
Regal-Beloit Corp.	10,678	692,362
		11,006,722

Electronic Equipment & Instruments—0.6%
MTS Systems Corp.	14,022	793,645
National Instruments Corp.	176,500	4,931,410
Rofin-Sinar Technologies Inc.	20,894	521,096	(a)
		6,246,151

Electronic Manufacturing Services—0.7%
Measurement Specialties Inc.	113,590	5,285,342	(a)
Methode Electronics Inc.	75,765	1,288,762
Multi-Fineline Electronix Inc.	37,545	556,042	(a)
Plexus Corp.	40,205	1,201,728	(a)
		8,331,874

Environmental & Facilities Services—0.4%
ABM Industries Inc.	125,500	3,076,005
Tetra Tech Inc.	35,630	837,661	(a)
		3,913,666
Fertilizers & Agricultural Chemicals—0.5%
American Vanguard Corp.	15,400	360,822
Intrepid Potash Inc.	300,475	5,724,049
		6,084,871

Food Distributors—0.1%
Spartan Stores Inc.	61,545	1,134,890
United Natural Foods Inc.	8,600	464,314	(a)
		1,599,204

Food Retail—2.1%
Casey’s General Stores Inc.	113,500	6,828,160
Harris Teeter Supermarkets Inc.	176,500	8,270,790
Safeway Inc.	287,830	6,810,058
The Fresh Market Inc.	27,300	1,357,356	(a)
		23,266,364

Footwear—1.2%
Deckers Outdoor Corp.	77,815	3,930,435	(a)
Wolverine World Wide Inc.	172,393	9,414,382
		13,344,817

Forest Products—0.0%*
Boise Cascade Co.	17,724	450,366	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	20,928	1,201,477

Healthcare Distributors—0.7%
Owens & Minor Inc.	236,666	8,006,411

Healthcare Equipment—4.5%
Analogic Corp.	35,200	2,563,616
Cantel Medical Corp.	13,157	445,628
Cyberonics Inc.	9,300	483,228	(a)
Cynosure Inc.	16,400	426,072	(a)
Exactech Inc.	14,962	295,499	(a)
Globus Medical Inc.	36,449	614,530	(a)
Hill-Rom Holdings Inc.	244,559	8,236,747
Integra LifeSciences Holdings Corp.	151,500	5,549,445	(a)
Masimo Corp.	280,602	5,948,762
Natus Medical Inc.	27,725	378,446	(a)
NuVasive Inc.	230,200	5,706,658	(a)
Orthofix International N.V.	25,271	679,790	(a)
STERIS Corp.	141,500	6,067,520
Teleflex Inc.	68,500	5,308,065
Thoratec Corp.	109,235	3,420,148	(a)
Volcano Corp.	252,000	4,568,760	(a)
		50,692,914

Healthcare Facilities—0.3%
Emeritus Corp.	17,006	394,200	(a)
VCA Antech Inc.	126,500	3,300,385	(a)
		3,694,585

Healthcare Services—1.8%
Air Methods Corp.	51,700	1,751,596
Bio-Reference Labs Inc.	299,190	8,601,713	(a)
Chemed Corp.	6,529	472,896
MEDNAX Inc.	90,360	8,275,169	(a)
Team Health Holdings Inc.	15,800	648,906	(a)
The Providence Service Corp.	28,300	823,247	(a)
		20,573,527

Healthcare Supplies—0.8%
Endologix Inc.	48,950	650,056	(a)
Haemonetics Corp.	15,028	621,408	(a)
Merit Medical Systems Inc.	41,785	465,903	(a)
West Pharmaceutical Services Inc.	96,900	6,808,194
		8,545,561

Healthcare Technology—0.9%
Computer Programs & Systems Inc.	38,565	1,895,084
HMS Holdings Corp.	190,200	4,431,660	(a)
Medidata Solutions Inc.	7,000	542,150	(a)
Omnicell Inc.	30,000	616,500	(a)
Quality Systems Inc.	163,500	3,059,085
		10,544,479

Heavy Electrical Equipment—0.1%
AZZ Inc.	13,400	516,704

Home Building—0.1%
Meritage Homes Corp.	11,352	492,223	(a)
The Ryland Group Inc.	13,700	549,370
		1,041,593

Home Furnishing Retail—0.5%
Aaron’s Inc.	199,346	5,583,681

Home Furnishings—0.2%
Ethan Allen Interiors Inc.	30,751	885,629
Hooker Furniture Corp.	18,666	303,509
La-Z-Boy Inc.	31,754	643,654
		1,832,792

Home Improvement Retail—0.1%
Lumber Liquidators Holdings Inc.	8,000	622,960	(a)

Housewares & Specialties—0.7%
Blyth Inc.	27,868	389,038
Jarden Corp.	173,557	7,593,119
		7,982,157

Human Resource & Employment Services—0.1%
WageWorks Inc.	23,293	802,444	(a)

Industrial Conglomerates—0.5%
Raven Industries Inc.	200,000	5,996,000

Industrial Machinery—7.5%
Actuant Corp.	278,412	9,179,244
Altra Holdings Inc.	31,518	862,962
CLARCOR Inc.	142,098	7,418,937
Columbus McKinnon Corp.	27,085	577,452	(a)
EnPro Industries Inc.	101,000	5,126,760	(a)
ESCO Technologies Inc.	72,105	2,334,759
Harsco Corp.	56,620	1,313,018
IDEX Corp.	195,475	10,518,510
Kaydon Corp.	77,000	2,121,350
LB Foster Co.	17,667	762,684
Middleby Corp.	27,950	4,754,015	(a)
Mueller Industries Inc.	92,280	4,653,680
Mueller Water Products Inc.	67,109	463,723
Nordson Corp.	66,500	4,609,115

Proto Labs Inc.	73,526	4,776,984	(a)
RBC Bearings Inc.	38,900	2,020,855	(a)
Standex International Corp.	11,200	590,800
Timken Co.	108,250	6,092,310
Trimas Corp.	226,500	8,443,920	(a)
Woodward Inc.	200,975	8,039,000
		84,660,078

Industrial REITs—0.1%
STAG Industrial Inc.	52,157	1,040,532

Integrated Telecommunication Services—0.0%*
Consolidated Communications Holdings Inc.	27,400	477,034

Internet Software & Services—1.1%
comScore Inc.	32,900	802,431	(a)
Demand Media Inc.	57,206	343,236	(a)
Guidewire Software Inc.	101,000	4,247,050	(a)
IntraLinks Holdings Inc.	96,800	702,768	(a)
LogMeIn Inc.	126,600	3,096,636	(a)
Monster Worldwide Inc.	42,600	209,166	(a)
NIC Inc.	52,285	864,271
The Active Network Inc.	70,765	535,691	(a)
VistaPrint N.V.	11,400	562,818	(a)
XO Group Inc.	43,800	490,560	(a)
		11,854,627

Investment Banking & Brokerage—0.9%
BGC Partners Inc.	67,271	396,226
Piper Jaffray Co.	36,543	1,155,124	(a)
Raymond James Financial Inc.	180,075	7,739,623
Stifel Financial Corp.	22,242	793,372	(a)
		10,084,345

IT Consulting & Other Services—0.0%*
Unisys Corp.	20,600	454,642	(a)

Leisure Products—0.5%
Arctic Cat Inc.	22,982	1,033,731
Brunswick Corp.	18,689	597,113
Polaris Industries Inc.	39,875	3,788,125
		5,418,969

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	84,460	1,326,022
StanCorp Financial Group Inc.	20,834	1,029,408
		2,355,430

Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories Inc.	51,500	5,778,300	(a)
Bruker Corp.	370,775	5,988,017	(a)
Cambrex Corp.	44,700	624,459	(a)
Charles River Laboratories International Inc.	12,983	532,692	(a)
ICON PLC	153,420	5,435,670	(a)
Luminex Corp.	176,500	3,637,665	(a)
PAREXEL International Corp.	14,600	670,724	(a)
Techne Corp.	50,500	3,488,540
		26,156,067

Managed Healthcare—1.4%
Centene Corp.	182,189	9,557,635	(a)
Molina Healthcare Inc.	179,125	6,659,868	(a)
		16,217,503

Marine—0.1%
Matson Inc.	20,497	512,425

Metal & Glass Containers—0.9%
AEP Industries Inc.	10,198	758,629	(a)
Aptargroup Inc.	80,500	4,444,405
Silgan Holdings Inc.	102,500	4,813,400
		10,016,434

Movies & Entertainment—0.0%*
Cinemark Holdings Inc.	20,000	558,400

Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	171,815	7,406,945
Horace Mann Educators Corp.	24,155	588,899
		7,995,844

Multi-Utilities—0.2%
Avista Corp.	29,831	806,034
Black Hills Corp.	22,671	1,105,211
		1,911,245

Office Electronics—0.4%
Zebra Technologies Corp.	115,120	5,000,813	(a)

Office REITs—1.1%
BioMed Realty Trust Inc.	380,455	7,696,604
Coresite Realty Corp.	141,209	4,491,858
DuPont Fabros Technology Inc.	18,961	457,909
		12,646,371

Office Services & Supplies—0.7%
Herman Miller Inc.	103,555	2,803,234
West Corp.	209,200	4,631,688
		7,434,922

Oil & Gas Drilling—0.3%
Pioneer Energy Services Corp.	510,680	3,380,702	(a)

Oil & Gas Equipment & Services—3.0%
Basic Energy Services Inc.	24,600	297,414	(a)
Cal Dive International Inc.	104,038	195,591	(a)
CARBO Ceramics Inc.	128,950	8,695,098
Dril-Quip Inc.	57,200	5,164,588	(a)
Forum Energy Technologies Inc.	25,500	775,965	(a)
Hornbeck Offshore Services Inc.	26,115	1,397,153	(a)
Key Energy Services Inc.	253,500	1,508,325	(a)
Lufkin Industries Inc.	101,000	8,935,470
Mitcham Industries Inc.	35,046	588,072	(a)
Natural Gas Services Group Inc.	18,542	435,551	(a)
Oil States International Inc.	35,800	3,316,512	(a)
TETRA Technologies Inc.	250,500	2,570,130	(a)
		33,879,869

Oil & Gas Exploration & Production—2.7%
Approach Resources Inc.	201,500	4,950,855	(a)
Bill Barrett Corp.	59,930	1,211,785	(a)
Carrizo Oil & Gas Inc.	10,685	302,706	(a)
Kodiak Oil & Gas Corp.	125,181	1,112,860	(a)
Matador Resources Co.	46,261	554,207	(a)
Midstates Petroleum Company Inc.	70,813	383,099	(a)
Newfield Exploration Co.	326,525	7,800,682	(a)
Northern Oil and Gas Inc.	199,300	2,658,662	(a)
Oasis Petroleum Inc.	11,495	446,810	(a)
Resolute Energy Corp.	353,000	2,816,940	(a)
Rosetta Resources Inc.	9,300	395,436	(a)
Sanchez Energy Corp.	56,300	1,292,648	(a)
SM Energy Co.	100,945	6,054,681
W&T Offshore Inc.	25,000	357,250
		30,338,621

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	40,400	584,184
CVR Energy Inc.	10,587	501,824
Renewable Energy Group Inc.	47,300	673,079	(a)
Western Refining Inc.	27,396	769,006
		2,528,093

Oil & Gas Storage & Transportation—0.0%*
Targa Resources Corp.	6,460	415,571

Packaged Foods & Meats—2.4%
Lancaster Colony Corp.	76,000	5,927,240
Sanderson Farms Inc.	114,821	7,626,411
Snyders-Lance Inc.	176,500	5,014,365
TreeHouse Foods Inc.	126,000	8,258,040	(a)
		26,826,056

Paper Packaging—0.7%
Packaging Corporation of America	163,110	7,985,866

Paper Products—0.2%
Buckeye Technologies Inc.	10,327	382,512
Neenah Paper Inc.	37,201	1,181,876
PH Glatfelter Co.	24,119	605,387
		2,169,775

Personal Products—0.7%
Elizabeth Arden Inc.	114,517	5,161,281	(a)
Medifast Inc.	21,895	564,015	(a)
Prestige Brands Holdings Inc.	21,800	635,252	(a)
Revlon Inc.	19,900	438,994	(a)
USANA Health Sciences Inc.	13,700	991,606	(a)
		7,791,148

Pharmaceuticals—0.3%
Auxilium Pharmaceuticals Inc.	20,600	342,578	(a)
Jazz Pharmaceuticals PLC	9,400	646,062	(a)
Pozen Inc.	71,200	356,712	(a)
Questcor Pharmaceuticals Inc.	18,600	845,556
Santarus Inc.	42,000	884,100	(a)
Sciclone Pharmaceuticals Inc.	104,300	517,328	(a)
		3,592,336

Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	99,500	9,105,245
American Safety Insurance Holdings Ltd.	26,887	778,379	(a)
Amtrust Financial Services Inc.	88,500	3,159,450
Argo Group International Holdings Ltd.	129,349	5,483,104
Aspen Insurance Holdings Ltd.	151,500	5,619,135
First American Financial Corp.	20,100	443,004
The Navigators Group Inc.	62,500	3,565,000	(a)
Tower Group International Ltd.	23,700	486,087
		28,639,404

Publishing—0.9%
John Wiley & Sons Inc.	216,715	8,688,104
Morningstar Inc.	25,500	1,978,290
		10,666,394

Railroads—0.8%
Genesee & Wyoming Inc.	111,605	9,468,568	(a)

Regional Banks—5.7%
Bank of the Ozarks Inc.	29,166	1,263,763
BankUnited Inc.	19,796	514,894
Banner Corp.	24,831	839,039
Bryn Mawr Bank Corp.	88,000	2,105,840
Camden National Corp.	10,109	358,566
Capital Bank Financial Corp.	26,428	501,868	(a)
Cardinal Financial Corp.	22,359	327,336
CoBiz Financial Inc.	29,020	240,866
Columbia Banking System Inc.	13,471	320,744
Community Bank System Inc.	101,000	3,115,850
Cullen Frost Bankers Inc.	73,980	4,939,645
East West Bancorp Inc.	46,241	1,271,628
First Horizon National Corp.	74,768	837,402
Fulton Financial Corp.	174,333	2,001,343
Glacier Bancorp Inc.	24,494	543,522
Great Southern Bancorp Inc.	16,432	443,007
Hancock Holding Co.	14,472	435,173
Home BancShares Inc.	55,194	1,433,388
Iberiabank Corp.	65,650	3,519,496
Independent Bank Corp.	53,500	1,845,750
Lakeland Financial Corp.	8,891	246,725
Old National Bancorp	30,178	417,362

PacWest Bancorp	31,769	973,719
Prosperity Bancshares Inc.	197,600	10,233,704
Southwest Bancorp Inc.	50,532	667,022	(a)
Sterling Financial Corp.	40,380	960,236
Susquehanna Bancshares Inc.	82,940	1,065,779
SVB Financial Group	73,123	6,092,608	(a)
UMB Financial Corp.	181,500	10,104,105
Umpqua Holdings Corp.	44,385	666,219
Union First Market Bankshares Corp.	8,597	177,012
Washington Trust Bancorp Inc.	90,000	2,566,800
Westamerica Bancorporation	67,965	3,105,321
Wintrust Financial Corp.	14,599	558,849
		64,694,581

Reinsurance—0.8%
Endurance Specialty Holdings Ltd.	137,535	7,076,175
Maiden Holdings Ltd.	62,062	696,336
Platinum Underwriters Holdings Ltd.	14,673	839,589
		8,612,100

Research & Consulting Services—0.4%
ICF International Inc.	13,610	428,851	(a)
Mistras Group Inc.	101,000	1,775,580	(a)
Resources Connection Inc.	125,100	1,451,160
RPX Corp.	29,900	502,320	(a)
The Corporate Executive Board Co.	12,200	771,284
		4,929,195

Residential REITs—0.4%
Associated Estates Realty Corp.	66,798	1,074,112
Colonial Properties Trust	45,064	1,086,944
Education Realty Trust Inc.	200,300	2,049,069
Mid-America Apartment Communities Inc.	9,679	655,946
		4,866,071

Restaurants—1.0%
Cracker Barrel Old Country Store Inc.	87,340	8,267,605
Texas Roadhouse Inc.	106,670	2,668,883
		10,936,488

Retail REITs—0.2%
Inland Real Estate Corp.	116,561	1,191,253
Ramco-Gershenson Properties Trust	37,593	583,820
		1,775,073

Security & Alarm Services—0.6%
The Brink’s Co.	276,100	7,043,311

Semiconductor Equipment—0.5%
Cabot Microelectronics Corp.	13,800	455,538	(a)
MKS Instruments Inc.	17,177	455,878
Rudolph Technologies Inc.	422,325	4,730,040	(a)
		5,641,456

Semiconductors—1.7%
Ambarella Inc.	32,700	550,341	(a)
Diodes Inc.	34,979	908,404	(a)
Fairchild Semiconductor International Inc.	88,352	1,219,258	(a)
First Solar Inc.	17,400	778,302	(a)
Microsemi Corp.	316,772	7,206,563	(a)
RF Micro Devices Inc.	224,110	1,198,988	(a)
Semtech Corp.	164,005	5,745,095	(a)
Silicon Image Inc.	80,200	469,170	(a)
TriQuint Semiconductor Inc.	96,791	670,762	(a)
		18,746,883

Specialized Consumer Services—0.1%
Matthews International Corp.	36,664	1,382,233

Specialized Finance—0.2%
MarketAxess Holdings Inc.	38,000	1,776,500
NewStar Financial Inc.	38,706	515,564	(a)
		2,292,064

Specialized REITs—1.4%
Aviv REIT Inc.	44,159	1,116,781
FelCor Lodging Trust Inc.	104,900	619,959	(a)
Hersha Hospitality Trust	210,055	1,184,710
Omega Healthcare Investors Inc.	237,505	7,367,405
Potlatch Corp.	12,200	493,368
Sabra Healthcare REIT Inc.	139,285	3,636,731
Summit Hotel Properties Inc.	123,380	1,165,941
		15,584,895

Specialty Chemicals—1.8%
Flotek Industries Inc.	114,728	2,058,220	(a)
GSE Holding Inc.	30,380	175,900	(a)
HB Fuller Co.	43,953	1,661,863
OM Group Inc.	29,469	911,182	(a)
PolyOne Corp.	76,480	1,895,174
Sensient Technologies Corp.	342,454	13,859,113
Stepan Co.	2,160	120,118
		20,681,570

Steel—0.4%
Commercial Metals Co.	279,625	4,130,061
Schnitzer Steel Industries Inc.	33,158	775,234
		4,905,295

Systems Software—0.8%
AVG Technologies N.V.	30,649	596,123	(a)
CommVault Systems Inc.	6,900	523,641	(a)
FleetMatics Group PLC	7,300	242,579	(a)
Infoblox Inc.	23,940	700,485	(a)
MICROS Systems Inc.	148,045	6,388,142	(a)
Progress Software Corp.	4,759	109,505	(a)
		8,560,475

Technology Distributors—0.2%
Electro Rent Corp.	2,117	35,544
ScanSource Inc.	22,129	708,128	(a)
Tech Data Corp.	19,211	904,646	(a)
		1,648,318

Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings Inc.	13,231	495,369	(a)
Ocwen Financial Corp.	12,500	515,250	(a)
Washington Federal Inc.	32,319	610,182
		1,620,801

Tires & Rubber—0.0%*
Cooper Tire & Rubber Co.	14,394	477,449

Trading Companies & Distributors—0.9%
Applied Industrial Technologies Inc.	201,122	9,720,226

Trucking—1.2%
Heartland Express Inc.	42,000	582,540
Landstar System Inc.	51,000	2,626,500
Marten Transport Ltd.	54,613	855,786
Old Dominion Freight Line Inc.	207,725	8,645,515	(a)
Swift Transportation Co.	35,508	587,303	(a)
		13,297,644

Total Common Stock
(Cost $854,571,089 )		1,081,164,867

Short-Term Investments—4.5%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $51,298,218)		51,298,218	(d,k)

Total Investments
(Cost $905,869,307)		1,132,463,085

Other Assets and Liabilities, net—0.1%		943,999

NET ASSETS —100.0%		$1,133,407,084

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2013	130	$12,671,100	$(83,741)

Notes to Schedules of Investments June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $38,241,807, $51,217,517 and $33,759,278 or 4.85%, 14.99% and 5.02% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Funds’ Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2013, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedure approved by the Board of Trustees.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of June 30, 2013.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity	Investments in Securities †
	Common Stock	$1,661,809,537	$—	$—	$1,661,809,537
	Preferred Stock	22,563,970	—	—	22,563,970
	Short-Term Investments	87,793,941	—	—	87,793,941

	Total Investments in Securities	$1,772,167,448	$—	$—	$1,772,167,448

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$1,511,898	$—	$—	$1,511,898

Premier Growth Equity	Investments in Securities †
	Common Stock	$259,307,260	$—	$—	$259,307,260
	Short-Term Investments	6,941,534	—	—	6,941,534

	Total Investments in Securities	$266,248,794	$—	$—	$266,248,794

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$764	$—	$—	$764

U.S. Large-Cap Core Equity	Investments in Securities †
	Common Stock	$87,186,247	$—	$—	$87,186,247
	Exchange Traded Funds	1,502,140	—	—	1,502,140
	Short-Term Investments	1,957,862	—	—	1,957,862

	Total Investments in Securities	$90,646,249	$—	$—	$90,646,249

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(11,267)	$—	$—	$(11,267)

U.S. Equity	Investments in Securities †
	Common Stock	$686,643,316	$—	$—	$686,643,316
	Exchange Traded Funds	10,985,115	—	—	10,985,115
	Short-Term Investments	28,003,362	—	—	28,003,362

	Total Investments in Securities	$725,631,793	$—	$—	$725,631,793

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(315,721)	$—	$—	$(315,721)

S&P 500 Index	Investments in Securities †
	Common Stock	$42,403,249	$—	$—	$42,403,249
	Short-Term Investments	2,248,618	—	—	2,248,618

	Total Investments in Securities	$44,651,867	$—	$—	$44,651,867

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(32,067)	$—	$—	$(32,067)

Income	Investments in Securities †
	U.S. Treasuries	$—	$46,094,968	$—	$46,094,968
	Agency Mortgage Backed	—	103,288,581	—	103,288,581
	Agency CMOs	—	4,073,329	—	4,073,329
	Asset Backed	—	1,297,612	—	1,297,612
	Corporate Notes	—	152,846,126	—	152,846,126
	Non-Agency CMOs	—	20,147,017	—	20,147,017
	Sovereign Bonds	—	8,447,421	—	8,447,421
	Municipal Notes and Bonds	—	2,067,117	—	2,067,117
	Short-Term Investments	29,471,730	—	—	29,471,730

	Total Investments in Securities	$29,471,730	$338,262,171	$—	$367,733,901

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$1,601,571	$—	$—	$1,601,571
	Futures Contracts — Unrealized Depreciation	(392,777)	—	—	(392,777)

	Total Other Financial Instruments	$1,208,794	$—	$—	$1,208,794

Money Market	Investments in Securities †
	U.S. Treasuries	$—	$152,522,702	$—	$152,522,702
	U.S. Government Agency Obligations	—	200,607,192	—	200,607,192
	Commercial Paper	—	82,693,434	—	82,693,434
	Repurchase Agreements	—	105,180,000	—	105,180,000
	Certificate of Deposit	—	67,150,000	—	67,150,000
	Corporates	—	29,148,819	—	29,148,819
	Time Deposit	—	9,044,431	—	9,044,431

	Total Investments in Securities	$—	$646,346,578	$—	$646,346,578

Strategic Investment	Investments in Securities †
	Domestic Equity	$296,438,982	$—	$—	$296,438,982
	Foreign Equity	156,985,056	—	—	156,985,056
	U.S. Treasuries	—	30,829,926	—	30,829,926
	Agency Mortgage Backed	—	72,079,424	—	72,079,424
	Agency CMOs	—	2,403,968	—	2,403,968
	Asset Backed	—	1,466,379	—	1,466,379
	Corporate Notes	—	107,403,008	—	107,403,008
	Non-Agency CMOs	—	14,456,816	—	14,456,816
	Sovereign Bonds	—	5,861,889	—	5,861,889
	Municipal Notes and Bonds	—	1,218,001	—	1,218,001
	Exchange Traded Funds	19,277,257	—	—	19,277,257
	Preferred Stock	2,519,736	—	—	2,519,736
	Short-Term Investments	111,006,470	—	—	111,006,470

	Total Investments in Securities	$586,227,501	$235,719,411	$—	$821,946,912

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$794,054	$—	$—	$794,054
	Futures Contracts — Unrealized Depreciation	(856,118)	—	—	(856,118)

	Total Other Financial Instruments	$(62,064)	$—	$—	$(62,064)

Small-Cap Equity	Investments in Securities †
	Common Stock	$1,081,164,867	$—	$—	$1,081,164,867
	Short-Term Investments	51,298,218	—	—	51,298,218

	Total Investments in Securities	$1,132,463,085	$—	$—	$1,132,463,085

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(83,741)	$—	$—	$(83,741)

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments was as follows:

		Gross Tax
Fund	Cost of Investment for Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation / (Depreciation)
International Equity	$1,613,621,448	$253,116,065	$(94,570,065)	$158,546,000
Premier Growth Equity	194,626,677	77,410,473	(5,788,356)	71,622,117
U.S. Large-Cap Core Equity	76,738,611	14,954,122	(1,046,484)	13,907,638
U.S. Equity	604,813,609	127,426,939	(6,608,755)	120,818,184
S&P 500 Index	34,770,248	10,897,345	(1,015,726)	9,881,619
Income	376,510,488	3,577,467	(12,354,054)	(8,776,587)
Money Market	646,346,578	—	—	—
Strategic Investment	757,547,781	83,807,122	(19,407,991)	64,399,131
Small-Cap Equity	908,251,579	260,881,424	(36,669,918)	224,211,506

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds, Inc.

Date: August 27, 2013